UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Semiannual Report March 31, 2007

EATON VANCE
NATIONAL
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Municipals Fund as of March 31, 2007

INVESTMENT UPDATE

Eaton Vance National Municipals Fund (the “Fund”) is designed to provide current income exempt from regular federal income tax. The Fund invests primarily in investment-grade municipal obligations but also invests in lower-rated municipal obligations.

Economic and Market Conditions

First quarter economic growth rose 1.3% following the 2.2% growth rate achieved in the fourth quarter of 2006. The housing sector continued to struggle, with the sub-prime sector experiencing continuing pressure, and short-term variable rate mortgages resetting higher.  Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005. Away from housing and autos, the economy appears to be slowing but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Fed is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At March 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose in the first quarter,  resulting in underperformance of the municipal sector. On March 31, 2007, long-term AAA-rated municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the six months ended March 31, 2007, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 1.92%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund invests primarily in bonds with stated maturities of 10 years or longer at the time of investment, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past two years — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s returns during the period.

For the year ended March 31, 2007, Eaton Vance National Municipals Fund, Class A, was ranked #2 out of 240 funds; for three years, #2 out of 232 funds; for five years, #2 out of 216 funds; and for ten years, #1 out of 137 funds. Past performance is no guarantee of future results. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Source: Lipper, Inc.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not  necessarily representative of the Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect  expenses that would have been incurred if an investor individually purchased or sold the securities represented in  the Index. The Lipper Average is the average annual total return, at net asset value, of the funds that are in  the same Lipper Classification as the Fund. Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance National Municipals Fund as of March 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Portfolio Manager: Thomas M. Metzold, CFA

Performance(1)	Class A	Class B	Class C	Class I

Average Annual Total Returns (at net asset value)
Six Months	3.15%	2.78%	2.78%	3.28%
One Year	8.17	7.37	7.37	8.43
Five Years	8.97	8.39	8.19	9.24
Ten Years	7.11	6.49	6.29	N.A.
Life of Fund†	7.43	6.83	5.66	7.34

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.77%	-2.22%	1.78%	3.28%
One Year	3.05	2.37	6.37	8.43
Five Years	7.91	8.10	8.19	9.24
Ten Years	6.59	6.49	6.29	N.A.
Life of Fund†	7.02	6.83	5.66	7.34

†Inception Dates – Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual
Operating Expenses(2)*	Class A	Class B	Class C	Class I

Expense Ratio	1.33%	2.08%	2.08%	1.08%

*From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.38%	3.65%	3.65%	4.63%
Taxable-Equivalent Dist. Rate(3),(4)	6.74	5.62	5.62	7.12
SEC 30-day Yield(5)	3.89	3.33	3.32	4.34
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.98	5.12	5.11	6.68

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(7)

Lipper General Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.63%
One Year	4.86
Five Years	4.85
Ten Years	5.01

1

Rating Distribution**(8)

By total Investments

**   The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA:

AAA	55.1%	BB	0.3%
AA	12.0%	B	3.1%
A	13.5%	CCC	0.2%
BBB	6.0%	Not Rated	9.8%

Fund Statistics(9)

• Number of Issues:	289
• Average Maturity:	26.8 years
• Average Effective Maturity:	17.2 years
• Average Call Protection:	10.1 years
• Average Dollar Price:	$100.73

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2)  Includes interest expense of 0.61% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)  Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Average is the average annual total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 247, 240, 216 and 137 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8)  As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the fund’s financial statements. Portfolio information mat not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance National Municipals Fund as of March 31, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 –March 31, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,031.50	$6.69
Class B	$1,000.00	$1,027.80	$10.47
Class C	$1,000.00	$1,027.80	$10.47
Class I	$1,000.00	$1,032.80	$5.42
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.64
Class B	$1,000.00	$1,014.60	$10.40
Class C	$1,000.00	$1,014.60	$10.40
Class I	$1,000.00	$1,019.60	$5.39

* Expenses are equal to the Fund's annualized expense ratio of 1.32% for Class A shares, 2.07% for Class B shares, 2.07% for Class C shares, and 1.07% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

3

Eaton Vance National Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 117.5%
Principal Amount (000's omitted)	Security	Value
Bond Bank — 0.5%
$25,530	Rickenbacker, OH, Port Authority, 5.375%, 1/1/32(1)	$28,172,780
		$28,172,780
Cogeneration — 1.0%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,147,120
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,197,539
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,178,719
4,200	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	4,200,126
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	5,000,200
		$59,723,704
Education — 2.1%
$12,390	California Educational Facilities Authority, (Stanford University), 5.35%, 6/1/27(1)	$12,627,929
7,230	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	7,582,752
22,035	Massachusetts Development Finance Agency, (Smith College), 5.00%, 7/1/35(1)	23,103,477
27,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	33,502,020
5,725	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32(2)	5,522,564
15,265	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39(2)	14,505,872
21,500	Vermont Educational and Health Buildings Finance Agency, (Middlebury College), 5.00%, 10/31/46	22,518,025
		$119,362,639
Electric Utilities — 2.7%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$13,673,920
9,260	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	9,505,853

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$28,000	Long Island, NY, Power Authority, (Electric Systems Revenue), 5.00%, 9/1/35	$29,470,840
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,102,840
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,141,350
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,603,840
42,000	Salt River, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31(1)	44,048,760
42,000	Salt River, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31(1)	44,048,760
		$156,596,163
Escrowed / Prerefunded — 6.5%
$2,400	Bexar County, TX, Health Facilities, (St. Luke's Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,116,424
24,130	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Prerefunded to 12/1/09, 6.50%, 6/1/29(1)(11)	25,955,562
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(3)	1,833,630
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,797,443
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22(4)	110,754,915
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,734,675
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	50,214,885
6,625	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	7,313,072
5,675	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,096,425
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	72,450,000
1,190	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28(1)	1,295,063
11,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	12,252,259
52,285	Tobacco Settlement Financing Corp., NY, Prerefunded to 6/1/13, 6.75%, 6/1/39	60,927,710
6,000	Tri-County, OR, Metropolitan Transportation District, Prerefunded to 8/1/09, 5.00%, 8/1/19(1)	6,186,960
3,725	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	4,006,945
		$373,935,968

See notes to financial statements
4

Eaton Vance National Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
General Obligations — 6.5%
$122,600	California, 4.50%, 8/1/30(2)	$121,109,184
35,000	California, 4.75%, 6/1/35	35,626,500
57,700	California, 4.75%, 9/1/35	58,811,879
16,000	California, 5.25%, 11/1/29	17,094,880
20,000	California, 5.25%, 2/1/30	21,269,200
9,875	California, 5.50%, 11/1/33	10,760,590
34,500	Georgia, 1.00%, 3/1/26	19,813,005
13,015	New York, NY, 5.25%, 6/1/28(1)	13,811,481
20,280	New York, NY, 4.25%, 1/1/29	19,593,725
29,910	New York, NY , 4.25%, 1/1/27	28,841,615
15,000	North Carolina, 3.00%, 3/1/28	12,156,150
10,750	South Carolina, 3.00%, 8/1/21	9,344,330
10,000	South Carolina, 3.00%, 8/1/22	8,596,600
		$376,829,139
Health Care-Miscellaneous — 0.1%
$2,198	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	$2,251,450
2,354	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	2,421,504
		$4,672,954
Hospital — 11.8%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$35,424,840
14,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	14,445,480
30,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	31,633,685
12,500	California Health Facilities Financing Authority, (Kaiser Permanente), 5.25%, 4/1/39	13,183,000
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,524,940
17,295	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	18,057,191
45,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	46,733,960
77,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	81,467,225
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	7,332,880
14,905	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	15,264,658
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	15,053,900

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$33,235	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	$32,334,331
4,000	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	4,156,040
9,500	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	10,012,050
27,775	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	28,547,145
12,975	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	13,007,827
25,520	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/39	26,190,155
82,080	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36(1)	85,253,213
39,025	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	38,647,238
17,435	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	18,154,717
26,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	27,508,378
24,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 12/1/31	25,113,120
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,860,570
44,055	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(1)	45,467,697
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,107,400
3,075	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(6)	90,097
25,000	Rochester, MN, Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27(1)	25,685,375
6,950	University of Kansas Hospital Authority, 4.50%, 9/1/32	6,861,596
		$687,118,708
Housing — 1.6%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	$3,070,680
7,050	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	5,990,667
7,610	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	7,615,023
8,910	California Housing Finance Agency, (AMT), 4.95%, 8/1/36	9,024,226
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09(3)	16,756,160

See notes to financial statements
5

Eaton Vance National Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$9,100	Lake Creek, CO, (Affordable Housing Corp.), Multifamily Housing, 6.25%, 12/1/23	$9,664,746
14,710	Nebraska Investment Finance Authority, (Single Family Housing), (AMT), 4.70%, 9/1/21	14,889,021
14,915	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,362,003
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,557,646
		$92,930,172
Housing-Multifamily — 0.2%
$10,770	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.85%, 8/15/31	$12,353,728
		$12,353,728
Industrial Development Revenue — 11.4%
$6,960	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,753,788
10,260	Bedford County, VA, Industrial Development Authority, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,740,784
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,360,182
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,093,983
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,244,520
5,000	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (American Airlines), 7.25%, 11/1/30	4,999,250
62,785	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	64,197,662
13,290	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	13,480,844
3,500	Effingham County, GA, Industrial Development Authority, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,715,425
6,290	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,448,193
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	32,145,900
98,100	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	112,005,675
161,730	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	184,655,227
42,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	47,953,500
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,068,300

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	$10,171,900
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,257,550
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,560,095
5,025	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	5,033,191
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	19,470,607
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	6,055,484
10,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	11,461,400
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.50%, 8/1/16	8,136,520
15,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.75%, 8/1/31	18,210,750
29,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	35,026,490
12,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	14,776,250
2,567	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,591,242
1,159	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,166,130
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,137,900
		$661,918,742
Insured-Education — 2.6%
$15,045	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$14,817,219
23,120	New Jersey Educational Facility Authority, (Montclair State University), (MBIA), 4.25%, 7/1/30	22,567,663
20,525	New Jersey Educational Facility Authority, (Montclair State University), (MBIA), 4.25%, 7/1/34	19,910,892
28,695	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	28,579,646
16,335	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Authority, (University of Puerto Rico), (MBIA), 5.00%, 7/1/33(1)(11)	16,848,092
10,000	University of Alabama, (XLCA), 4.50%, 7/1/36	9,879,100
22,675	University of California, (MBIA), 4.75%, 5/15/33	23,259,335
12,720	University of California, (MBIA), 4.75%, 5/15/37	13,032,149
		$148,894,096

See notes to financial statements
6

Eaton Vance National Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 4.5%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$8,027,325
57,200	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	56,771,000
30	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.65%, 3/1/37	29,603
27,900	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), 4.65%, 3/1/37	27,481,500
14,645	Intermountain Power Agency, UT, ( MBIA), 5.75%, 7/1/19(1)	15,011,577
33,915	Lincoln, NE, Electric System, (FSA), 4.75%, 9/1/35	34,873,777
20,000	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	20,217,600
23,000	Oklahoma State Municipal Power Authority, (FGIC), 4.50%, 1/1/47	22,580,480
18,000	Sacramento, CA, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28(1)	18,707,580
59,275	Springfield, MO, Public Utility, (FGIC), 4.50%, 8/1/36	58,746,860
		$262,447,302
Insured-Escrowed / Prerefunded — 3.4%
$78,360	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36(1)	$88,088,393
18,450	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (AMBAC), 5.00%, 7/1/33(1)	20,740,568
7,355	Intermountain Power Agency, UT, (MBIA), Prerefunded to 7/1/07, 5.75%, 7/1/19(1)	7,538,808
19,000	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.00%, 1/1/20(1)	20,660,410
41,010	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23(1)	46,100,366
3,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/15, (AGC), 5.00%, 7/1/45	3,262,770
10,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, 5.20%, 6/15/19(1)	10,337,250
		$196,728,565
Insured-General Obligations — 10.1%
$17,770	Beaverton, OR, School District, (FSA), 4.125%, 6/1/25	$17,259,646
10,100	Beaverton, OR, School District, (FSA), 4.125%, 6/1/26	9,774,073
695	California, (AMBAC), 4.375%, 3/1/31	677,854
34,995	California, (AMBAC), 5.00%, 2/1/28(1)	39,141,208
9,900	California, (AMBAC), Variable Rate, 7.975%, 5/1/26(3)(7)	11,992,068

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$49,000	California, (FSA), 4.50%, 9/1/36	$48,485,500
12,000	California, (MBIA), 4.75%, 3/1/31	12,305,040
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	7,589,720
50,985	Detroit, MI, School District, (FSA), 5.25%, 5/1/32	58,932,032
4,450	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,629,376
20,000	Georgia, (MBIA), 2.00%, 9/1/24	14,390,400
159,400	Los Angeles, CA, Unified School District, (MBIA), 4.50%, 1/1/28	160,890,390
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	9,242,100
20,000	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.50%, 10/1/36	19,854,600
32,340	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	38,248,195
24,470	Spring Branch, TX, Independent School District, (FSA), 4.50%, 2/1/26	24,512,822
34,115	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/30	33,993,892
77,110	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	76,321,936
		$587,240,852
Insured-Hospital — 1.2%
$15,210	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), 5.25%, 8/15/38(1)	$17,670,572
7,835	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,173,080
15,300	University of California Regents Medical Center, (MBIA), 4.50%, 5/15/37	15,211,719
9,395	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	9,224,669
13,500	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.625%, 10/1/34	13,500,000
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,231,700
		$69,011,740
Insured-Housing — 0.7%
$40,496	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36(1)	$42,481,722
		$42,481,722

See notes to financial statements
7

Eaton Vance National Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 2.6%
$112,475	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47(4)	$111,214,155
20,040	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	20,023,968
1,635	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/29	1,590,250
7,570	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/34	7,280,296
10,270	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/39	9,826,850
		$149,935,519
Insured-Other Revenue — 5.4%
$40,295	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	$42,346,016
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	4,260,250
25,470	New York City, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	26,118,212
60,045	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	59,570,044
114,980	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 5.00%, 3/1/46	121,247,560
55,475	New York City, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	56,828,035
		$310,370,117
Insured-Pooled Loans — 1.1%
$12,580	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/27(2)	$12,580,000
52,030	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/33(2)	51,795,345
		$64,375,345
Insured-Ports — 0.6%
$37,115	Alabama State Dock Authority, (MBIA), (AMT), 4.50%, 10/1/36	$36,109,926
		$36,109,926
Insured-Special Tax Revenue — 3.9%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,623,628
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,737,503

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	$4,543,400
48,605	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39(4)	49,665,075
6,645	Massachusetts Bay Transportation Authority, Assessment Bonds, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	6,639,285
32,330	Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, (MBIA), 4.50%, 11/15/36	32,302,196
11,495	Miami-Dade County, FL, Transit Sales Surtax Revenue, (XLCA), 4.75%, 7/1/36	11,757,891
59,820	New York City, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	57,718,523
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	29,822,544
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	6,128,048
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,590,400
		$224,528,493
Insured-Transportation — 12.1%
$29,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45(4)	$30,813,498
10,000	Chicago, IL, O'Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,456,600
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36(8)	47,269,435
5,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.625%, 11/1/21	5,321,000
10,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), (AMT), 5.50%, 11/1/17(1)	10,845,989
12,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (MBIA), (AMT), 5.50%, 11/1/19(1)	13,007,480
2,500	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.50%, 11/1/20	2,645,425
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,312,400
25,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	5,639,882
5,450	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	5,432,669
75,300	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36(1)	78,698,666
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,280,800
107,125	Metropolitan Transportation Authority, NY, (FSA), 4.50%, 11/15/32	107,327,466
19,240	Miami-Dade County, FL, Aviation, (Miami International Airport), (XLCA), (AMT), 5.00%, 10/1/37	20,079,249

See notes to financial statements
8

Eaton Vance National Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$7,410	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	$7,270,247
64,670	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	63,648,214
7,485	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 4/1/25	7,475,793
38,020	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 9/1/29	38,071,707
21,195	Port Authority of New York and New Jersey, (FSA), (AMT), 4.25%, 12/1/32	20,058,524
27,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	32,656,800
15,770	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32	16,460,095
24,200	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	23,950,256
28,230	South Carolina Transportation Infrastracture Bank, (AMBAC), 4.50%, 10/1/31	28,262,465
49,900	South Carolina Transportation Infrastracture Bank, (XLCA), 4.50%, 10/1/37	49,694,412
12,280	South Jersey, NJ, Transportation Authority, (FGIC), 4.50%, 11/1/35	12,318,682
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	14,076,955
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	25,800,000
9,775	Tri-County, OR, Metropolitan Transportation District, (MBIA), 4.25%, 9/1/31	9,492,405
		$701,367,114
Insured-Water and Sewer — 8.7%
$11,915	Atlanta, GA, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$12,092,414
75,230	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	73,914,227
29,865	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	29,111,207
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,667,770
80,000	Detroit, MI, Water Supply System, (FSA), 5.00%, 7/1/33	84,451,200
25,335	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	25,132,320
21,750	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	21,420,488
8,490	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	8,157,277
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	3,213,320

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$6,465	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32	$6,440,692
24,330	Los Angeles County, CA, Sanitation Districts Financing Authority, (District No. 20 Subordinate Bonds), (AMBAC), 4.50%, 10/1/42	24,032,201
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	12,988,874
20	Los Angeles, CA, Wastewater System, (MBIA), 4.75%, 6/1/35	20,551
57,175	Los Angeles, CA, Wastewater System, (MBIA), 4.75%, 6/1/35(1)	58,749,943
40,600	New York City, NY, Municipal Finance Authority, (FSA), 4.25%, 6/15/39	38,720,626
31,360	San Francisco, CA, City and County Public Utilities Commission Water Revenue, (FSA), 4.25%, 11/1/33	30,268,358
17,800	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	17,845,568
32,885	Seattle, WA, Water Systems Revenue, (FSA), 4.50%, 2/1/37	32,589,693
20,805	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	18,812,089
		$503,628,818
Nursing Home — 1.0%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	$3,623,341
9,490	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,874,914
2,370	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,375,475
12,965	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,368,860
11,420	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,766,498
10,675	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,692,294
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,639,790
2,125	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,130,376
		$55,471,548

See notes to financial statements
9

Eaton Vance National Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 8.8%
$20,935	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(3)	$22,524,385
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20(3)	11,002,100
71,985	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	74,393,618
21,900	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/43(1)	24,038,973
25,000	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	26,591,250
71,875	Golden State Tobacco Securitization Corp., CA , 5.125%, 6/1/47	71,372,594
20,000	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/33(1)	21,953,400
22,600	Golden State Tobacco Securitization Corp., CA, 5.625%, 6/1/38(1)	24,961,926
12,000	Non-Profit Preferred Funding Trust, Various States, Series B, 4.47%, 9/15/37	11,977,680
19,000	Non-Profit Preferred Funding Trust, Various States, Series C, 4.72%, 9/15/37	18,949,840
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	2,056,219
56,530	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	55,104,313
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	4,589,634
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	2,215,350
14,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/47	1,330,280
27,555	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/47	2,832,103
20,000	Tennessee Energy Acquisition Corp., 5.25%, 9/1/26(1)	22,189,700
10,000	Texas Municipal Gas Acquisition and Supply Corp., I, Variable Rate, 4.956%, 12/15/17(3)(7)	10,062,500
13,000	Texas Municipal Gas Acquisition and Supply Corp., I, Variable Rate, 4.98%, 12/15/17(3)(7)	13,081,250
115,180	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	17,198,678
31,685	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	29,906,521
36,000	Tobacco Settlement Financing Corp., VA, 5.625%, 6/1/37(1)	38,524,920
2,275	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	2,305,849
		$509,163,083

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 1.1%
$3,940	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$4,073,054
9,380	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,768,707
6,035	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/26(5)	5,506,274
6,680	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(5)	6,107,324
1,000	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,000,780
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(5)	6,450,012
800	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 9.00%, 1/1/12(6)	140,296
12,590	North Miami, FL, Health Care Facilities Revenue, (Imperial Club), 6.125%, 1/1/42	12,621,727
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc.-Roseville), 7.75%, 11/1/23(9)	7,656,734
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc.-Highland), 8.75%, 11/1/24(10)	10,483,740
		$63,808,648
Special Tax Revenue — 0.4%
$6,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$6,316,620
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	10,817,700
1,815	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,952,976
4,230	University Square, FL, Community Development District, 6.75%, 5/1/20	4,474,790
		$23,562,086
Transportation — 0.5%
$30,845	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	$31,321,555
		$31,321,555
Water and Sewer — 4.4%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$24,444,248
121,150	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	124,462,726
16,000	New York City, NY, Municipal Water Finance Authority, 4.25%, 6/15/33	15,327,680

See notes to financial statements
10

Eaton Vance National Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer (continued)
$55,485	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/37	$55,073,301
23,625	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/38	24,199,088
10,250	New York State Environmental Facilities Corp., 4.75%, 6/15/35	10,554,835
		$254,061,878
Total Tax-Exempt Investments — 117.5% (identified cost $6,530,802,400)		$6,808,123,104
Other Assets, Less Liabilities — (17.5%)		$(1,016,270,935)
Net Assets — 100.0%		$5,791,852,169

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At March 31, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	25.9%
New York	27.1%
Others, representing less than 10% individually	64.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 48.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 12.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  When-issued security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $87,252,093 or 1.5% of the Fund's net assets.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security is in default and making only partial interest payments.

(6)  Defaulted bond.

(7)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(8)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(9)  Security is in default with respect to interest payments.

(10)  Security in default with respect to principal payments.

(11)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements
11

Eaton Vance National Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2007

Assets
Investments, at value (identified cost, $6,530,802,400)	$6,808,123,104
Receivable for investments sold	42,999,955
Receivable for Fund shares sold	38,202,976
Interest receivable	81,371,588
Receivable for daily variation margin on open financial futures contracts	6,250,000
Receivable for open interest rate swap contracts	1,540,554
Miscellaneous receivable	19,678
Total assets	$6,978,507,855
Liabilities
Demand note payable	$84,000,000
Payable for when-issued securities	205,954,194
Dividends payable	7,848,070
Payable for Fund shares redeemed	7,337,612
Payable to affiliate for distribution and service fees	3,657,025
Payable to affiliate for investment advisory fees	1,528,788
Payable for floating rate notes issued	863,780,950
Due to custodian	16,789
Interest expense and fees payable	11,941,069
Accrued expenses	591,189
Total liabilities	$1,186,655,686
Net assets	$5,791,852,169
Sources of Net Assets
Paid-in capital	$5,444,738,634
Accumulated undistributed net realized gain (computed on the basis of identified cost)	26,120,114
Accumulated undistributed net investment income	9,342,788
Net unrealized appreciation (computed on the basis of identified cost)	311,650,633
Total	$5,791,852,169
Class A Shares
Net Assets	$4,271,967,480
Shares Outstanding	359,293,710
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.89
Maximum Offering Price Per Share (100 ÷ 95.25 of $11.89)	$12.48
Class B Shares
Net Assets	$169,075,811
Shares Outstanding	14,222,713
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.89
Class C Shares
Net Assets	$1,196,259,775
Shares Outstanding	100,627,294
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.89
Class I Shares
Net Assets	$154,549,103
Shares Outstanding	12,994,779
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.89
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2007

Investment Income
Interest	$142,710,559
Total investment income	$142,710,559
Expenses
Investment adviser fee	$8,097,488
Trustees' fees and expenses	15,198
Distribution and service fees Class A	4,690,268
Class B	774,323
Class C	4,873,580
Custodian fee	375,712
Transfer and dividend disbursing agent fees	771,261
Registration fees	195,160
Printing and postage	98,420
Legal and accounting services	35,841
Interest expense and fees	16,667,319
Miscellaneous	508,192
Total expenses	$37,102,762
Deduct — Reduction of custodian fee	$152,109
Total expense reductions	$152,109
Net expenses	$36,950,653
Net investment income	$105,759,906
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$27,144,621
Financial futures contracts	(22,269,230)
Net realized gain	$4,875,391
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(23,778,059)
Financial futures contracts	52,157,125
Interest rate swap contracts	1,540,554
Net change in unrealized appreciation (depreciation)	$29,919,620
Net realized and unrealized gain	$34,795,011
Net increase in net assets from operations	$140,554,917

See notes to financial statements
12

Eaton Vance National Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
From operations — Net investment income	$105,759,906	$155,263,037
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	4,875,391	70,533,392
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	29,919,620	73,862,460
Net increase in net assets from operations	$140,554,917	$299,658,889
Distributions to shareholders — From net investment income Class A	$(81,381,900)	$(118,051,895)
Class B	(2,814,536)	(4,320,365)
Class C	(17,642,076)	(20,894,988)
Class I	(2,615,691)	(2,101,962)
Total distributions to shareholders	$(104,454,203)	$(145,369,210)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,160,201,033	$1,268,188,085
Class B	33,754,073	61,402,718
Class C	443,187,927	420,877,219
Class I	80,375,031	71,850,088
Net asset value of shares issued to shareholders in payment of distributions declared Class A	48,801,473	64,304,849
Class B	1,592,903	2,334,782
Class C	9,666,835	10,889,973
Class I	2,152,411	1,617,446
Cost of shares redeemed Class A	(225,651,235)	(342,257,371)
Class B	(6,983,924)	(10,711,188)
Class C	(45,913,047)	(63,309,338)
Class I	(11,254,521)	(8,201,000)
Net asset value of shares exchanged Class A	1,119,484	1,388,451
Class B	(1,119,484)	(1,388,451)
Net increase in net assets from Fund share transactions	$1,489,928,959	$1,476,986,263
Net increase in net assets	$1,526,029,673	$1,631,275,942

Net Assets	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
At beginning of period	$4,265,822,496	$2,634,546,554
At end of period	$5,791,852,169	$4,265,822,496
Accumulated undistributed net investment income included in net assets
At end of period	$9,342,788	$8,037,085

See notes to financial statements
13

Eaton Vance National Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Six Months Ended March 31, 2007 (Unaudited)
Cash flows from operating activities Net increase in net assets from operations	$140,554,917
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(3,297,266,397)
Investments sold	1,442,153,680
Net amortization of premium/(discount)	(7,288,248)
Interest receivable	(4,409,192)
Receivable for daily variation margin on open financial futures contracts	(6,250,000)
Receivable for open interest rate swap contracts	(1,540,554)
Payable for closed interest rate swap contracts	(2,782,000)
Payable for when-issued securities	153,016,914
Payable to affiliate for investment advisory fees	186,050
Payable to affiliate for distribution and service fees	1,001,825
Interest expense and fees payable	5,080,364
Accrued expenses	(130,540)
Net change in realized and unrealized (gain)/loss on investments	(3,366,562)
Net cash provided/(used) in operating activities	$(1,581,039,743)
Cash flows from financing activities
Due to custodian	$16,789
Proceeds from shares sold	1,716,948,728
Shares redeemed	(298,267,416)
Cash distributions paid net of reinvestments	(40,484,005)
Demand note payable	35,900,000
Proceeds from secured borrowings	220,220,000
Repayment of secured borrowings	(53,355,000)
Net cash provided/(used) by financing activities	$1,580,979,096
Net increase (decrease) in cash	$(60,647)
Cash at beginning of period	$60,647
Cash at end of period	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	$62,213,622

See notes to financial statements
14

Eaton Vance National Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS

Financial Highlights

	Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$11.780		$11.270	$10.920		$10.840		$10.920		$10.550
Income (loss) from operations
Net investment income	$0.262		$0.565	$0.574		$0.654		$0.666		$0.656
Net realized and unrealized gain (loss)	0.108		0.478	0.355		0.079		(0.105)		0.334
Total income from operations	$0.370		$1.043	$0.929		$0.733		$0.561		$0.990
Less distributions
From net investment income	$(0.260)		$(0.533)	$(0.579)		$(0.653)		$(0.641)		$(0.620)
Total distributions	$(0.260)		$(0.533)	$(0.579)		$(0.653)		$(0.641)		$(0.620)
Net asset value — End of period	$11.890		$11.780	$11.270		$10.920		$10.840		$10.920
Total Return(3)	3.15%		9.50%	8.69%		6.94%		5.46%		9.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,271,967		$3,259,363	$2,147,435		$1,769,191		$236,885		$213,456
Ratios (As a percentage of average daily net assets):
Expenses excluding interst and fees	0.66	%(4)	0.72%	0.77	%(5)	0.79	%(5)	0.78	%(5)	0.83	%(5)
Interest and fee expense(6)	0.67	%(4)	0.61%	0.44	%(5)	0.33	%(5)	0.27	%(5)	0.31	%(5)
Total expenses	1.33	%(4)	1.33%	1.21	%(5)	1.12	%(5)	1.05	%(5)	1.14	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.65	%(4)	0.71%	0.76	%(5)	0.79	%(5)	0.78	%(5)	0.82	%(5)
Net investment income	4.41	%(4)	4.93%	5.14%		6.05%		6.29%		6.31%
Portfolio Turnover of the Portfolio(7)	—		—	—		9%		22%		32%
Portfolio Turnover of the Fund	26%		58%	54%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while Fund was making investments directly into the Portfolio.

See notes to financial statements
15

Eaton Vance National Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of period	$11.780		$11.270	(2)	$10.920		$10.850		$10.920		$10.550
Income (loss) from operations
Net investment income	$0.218		$0.478		$0.482		$0.598		$0.622		$0.613
Net realized and unrealized gain (loss)	0.108		0.480		0.364		0.063		(0.097)		0.330
Total income from operations	$0.326		$0.958		$0.846		$0.661		$0.525		$0.943
Less distributions
From net investment income	$(0.216)		$(0.448	)(2)	$(0.496)		$(0.595)		$(0.601)		$(0.578)
Total distributions	$(0.216)		$(0.448)		$(0.496)		$(0.595)		$(0.601)		$(0.578)
Contingent deferred sales charges	$—		$—		$—		$0.004		$0.006		$0.005
Net asset value — End of period	$11.890		$11.780		$11.270		$10.920		$10.850		$10.920
Total Return(4)	2.78%		8.69%		8.15	%(5)	6.25%		5.17%		9.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$169,076		$140,593		$83,629		$29,577		$1,553,297		$1,582,772
Ratios (As a percentage of average daily net assets):
Expenses excluding interst and fees	1.41	%(6)	1.47%		1.52	%(7)	1.17	%(7)	1.20	%(7)	1.25	%(7)
Interest and fee expense(8)	0.67	%(6)	0.61%		0.44	%(7)	0.33	%(7)	0.27	%(7)	0.31	%(7)
Total expenses	2.08	%(6)	2.08%		1.96	%(7)	1.50	%(7)	1.47	%(7)	1.56	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.40	%(6)	1.46%		1.51	%(7)	1.17	%(7)	1.20	%(7)	1.24	%(7)
Net investment income	3.67	%(6)	4.17%		4.30%		5.44%		5.88%		5.89%
Portfolio Turnover of the Portfolio(9)	—		—		—		9%		22%		32%
Portfolio Turnover of the Fund	26%		58%		54%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 0.9334516-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.86% to 5.89%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Annualized.

(7)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
16

Eaton Vance National Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of period	$11.780		$11.270	(2)	$10.920		$10.840		$10.920		$10.550
Income (loss) from operations
Net investment income	$0.216		$0.480		$0.486		$0.565		$0.587		$0.579
Net realized and unrealized gain (loss)	0.110		0.478		0.360		0.087		(0.101)		0.333
Total income from operations	$0.326		$0.958		$0.846		$0.652		$0.486		$0.912
Less distributions
From net investment income	$(0.216)		$(0.448	)(2)	$(0.496)		$(0.572)		$(0.566)		$(0.542)
Total distributions	$(0.216)		$(0.448)		$(0.496)		$(0.572)		$(0.566)		$(0.542)
Net asset value — End of period	$11.890		$11.780		$11.270		$10.920		$10.840		$10.920
Total Return(4)	2.78%		8.69%		7.99	%(5)	6.15%		4.71%		9.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,196,260		$783,143		$388,276		$224,955		$200,310		$185,439
Ratios (As a percentage of average daily net assets):
Expenses excluding interst and fees	1.41	%(6)	1.47%		1.52	%(7)	1.53	%(7)	1.53	%(7)	1.57	%(7)
Interest and fee expense(8)	0.67	%(6)	0.61%		0.44	%(7)	0.33	%(7)	0.27	%(7)	0.31	%(7)
Total expenses	2.08	%(6)	2.08%		1.96	%(7)	1.86	%(7)	1.80	%(7)	1.88	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.40	%(6)	1.46%		1.51	%(7)	1.53	%(7)	1.53	%(7)	1.56	%(7)
Net investment income	3.64	%(6)	4.18%		4.35%		5.19%		5.54%		5.56%
Portfolio Turnover of the Portfolio(9)	—		—		—		9%		22%		32%
Portfolio Turnover of the Fund	26%		58%		54%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 0.8890861-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.53% to 5.56%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Annualized.

(7)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
17

Eaton Vance National Municipals Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of period	$11.780		$11.270	(2)	$10.920		$10.850		$10.910		$10.550
Income (loss) from operations
Net investment income	$0.276		$0.601		$0.590		$0.673		$0.693		$0.688
Net realized and unrealized gain (loss)	0.108		0.471		0.368		0.078		(0.088)		0.314
Total income from operations	$0.384		$1.072		$0.958		$0.751		$0.605		$1.002
Less distributions
From net investment income	$(0.274)		$(0.562	)(2)	$(0.608)		$(0.681)		$(0.665)		$(0.642)
Total distributions	$(0.274)		$(0.562)		$(0.608)		$(0.681)		$(0.665)		$(0.642)
Net asset value — End of period	$11.890		$11.780		$11.270		$10.920		$10.850		$10.910
Total Return(4)	3.28%		9.77%		8.92%		7.17%		5.84%		10.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$154,549		$82,723		$15,208		$5,400		$2,414		$2,193
Ratios (As a percentage of average daily net assets):
Expenses excluding interst and fees	0.41	%(5)	0.47%		0.52	%(6)	0.53	%(6)	0.53	%(6)	0.57	%(6)
Interest and fee expense(7)	0.67	%(5)	0.61%		0.44	%(6)	0.33	%(6)	0.27	%(6)	0.31	%(6)
Total expenses	1.08	%(5)	1.08%		0.96	%(6)	0.86	%(6)	0.80	%(6)	0.88	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.40	%(5)	0.46%		0.51	%(6)	0.53	%(6)	0.53	%(6)	0.56	%(6)
Net investment income	4.64	%(5)	5.22%		5.27%		6.18%		6.54%		6.60%
Portfolio Turnover of the Portfolio(8)	—		—		—		9%		22%		32%
Portfolio Turnover of the Fund	26%		58%		54%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 0.9263531-for-1 reverse stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.57% to 6.60%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Annualized.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
18

Eaton Vance National Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve current income exempt from regular federal income tax by investing primarily in investment grade municipal obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund sells a fixed-rate bond to a broker for cash. At the same time the Fund buys a residual interest in a trust's (the "Trust") assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The Trust also issues floating-rate notes ("Floating Rate Notes") which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the Trust and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Financial Accounting Standards Board Statement No. 140, ("FAS 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's "Statement of Assets and Liabilities". The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At March 31, 2007, the Floating-Rate Notes outstanding and the collateral for Floating-Rate Notes outstanding were $863,780,950 and $1,350,049,536, respectively. The range of interest rates on the Floating-Rate Notes outstanding at March 31, 2007 was 3.64% to 3.79%.

The Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Fund's investment policies do not allow the Fund to borrow money for purposes of making investments. Fund Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting

19

Eaton Vance National Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

purposes pursuant to FAS 140, which is distinct from legal borrowing of the Fund to which the restrictions apply. Inverse Floaters held by the Fund are Securities exempt from registration under Rules 144A of the Securities Act of 1933.

C  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount.

D  Interest Expense — Interest expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Funds. Interest expense is recorded as incurred.

E  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $7,688,726 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2013 ($7,688,726). Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Additionally, at September 30, 2006, the Fund had net capital losses of $2,315,826, attributable to security transactions incurred after October 31, 2005. These are treated as arising on the first day of the Fund's taxable year ending September 30, 2007.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

20

Eaton Vance National Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

O  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

P  Interim Financial Statements — The interim financial statements relating to March 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	97,348,981	110,289,109
Issued to shareholders electing to receive payments of distributions in Fund shares	4,089,483	5,604,798
Redemptions	(18,931,645)	(29,882,391)
Exchange from Class B shares	93,846	120,481
Net increase	82,600,665	86,131,997

21

Eaton Vance National Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006(1)
Sales	2,832,836	5,366,218
Issued to shareholders electing to receive payments of distributions in Fund shares	133,483	203,492
Redemptions	(586,108)	(933,733)
Exchange to Class A shares	(93,823)	(121,217)
Net increase	2,286,388	4,514,760
Class C	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006(1)
Sales	37,184,378	36,607,877
Issued to shareholders electing to receive payments of distributions in Fund shares	810,056	948,550
Redemptions	(3,852,196)	(5,524,603)
Net increase	34,142,238	32,031,824
Class I	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006(1)
Sales	6,738,176	6,247,874
Issued to shareholders electing to receive payments of distributions in Fund shares	180,286	140,108
Redemptions	(944,615)	(716,111)
Net increase	5,973,847	5,671,871

(1)  Transactions have been restated or adjusted to reflect the effects of a 0.9334516-for-1 reverse stock split on Class B shares, a 0.8890861-for-1 reverse stock split on Class C shares and a 0.9263531-for-1 reverse stock split on Class I shares effective on November 11, 2005.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2007, the fee was equivalent to 0.32% of the Fund's average daily net assets for such period and amounted to $8,097,488. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2007, EVM earned $51,378 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $643,713, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2007.

Trustees of the Fund that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

  5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the Investment Company Act of 1940. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2007 amounted to $4,690,268 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing

22

Eaton Vance National Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $580,742 and $3,655,185 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended March 31, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At March 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $5,863,000 and $89,832,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended March 31, 2007 amounted to $193,581 and $1,218,395 for Class B and Class C shares, respectively.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $17,000, $167,000 and $101,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2007.

  7  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $3,244,845,766 and $1,484,858,635, respectively, for the six months ended March 31, 2007.

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,589,222,292
Gross unrealized appreciation	$307,070,504
Gross unrealized depreciation	(20,030,642)
Net unrealized appreciation	$287,039,862

  9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31,2007, the Fund had a balance outstanding pursuant to this line of credit of $84,000,000. The Fund did not have any significant borrowings or allocated fees during the six month ended March 31, 2007.

  10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in

23

Eaton Vance National Municipals Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2007 is as follows:

Futures Contracts
Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/07	20,000 U.S. Treasury Bond	Short	$(2,257,789,375)	$(2,225,000,000)	$32,789,375

At March 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At March 31, 2007, the Fund had entered into an interest rate swap agreement with Morgan Stanley, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $55,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is January 23, 2008. The value of the contract, which terminates on January 23, 2038, is recorded as a receivable for open interest rate swap contracts of $596,443 on March 31, 2007.

At March 31, 2007, the Fund had entered into an interest rate swap agreement with Lehman Brothers, Inc. whereby the Funds makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $55,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 23, 2007. The value of the contract, which terminates on October 23, 2037, is recorded as a receivable for open interest rate swap contracts of $944,111 on March 31, 2007.

  11  Overdraft Advances

Pursuant to the custodian agreement between the Fund and IBT, IBT may in its discretion advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft by the Fund, the Fund is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on a Fund's assets to the extent of any overdraft. At March 31, 2007, the Fund had payment due to IBT pursuant to the foregoing arrangement of $16,789.

  12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

24

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

25

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the National Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

26

Eaton Vance National Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance National Municipals Fund

INVESTMENT MANAGEMENT

Officers
Robert B. MacIntosh
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
Cynthia J. Clemson
Vice President
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President and Portfolio Manager
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

28

Investment Adviser of Eaton Vance National Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

448-5/07  HMSRC

Semiannual Report March 31, 2007

EATON VANCE
MUNICIPALS
TRUST

California

Florida

Massachusetts

Mississippi

New York

Ohio

Rhode Island

West Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of March 31, 2007

Table of ConTenTs

Investment Update	2

Lipper Rankings	3

Performance Information and Portfolio Composition
California	4
Florida	5
Massachusetts	6
Mississippi	7
New York	8
Ohio	9
Rhode Island	10
West Virginia	11

Fund Expenses	12

Financial Statements	17

Board of Trustees Annual Approvalof the Investment Advisory Agreements
85
Investment Management	88

Eaton Vance Municipals Funds as of March 31, 2007

invesTmenT updaTe

The investment objective of each Eaton Vance Municipals Fund (the “Fund” or “Funds”) is to provide current income exempt from regular federal income tax and particular state or local income or other taxes, as applicable. The Funds primarily invest in investment- grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

First quarter economic growth rose 1.3% following the 2.2% growth rate achieved in the fourth quarter of 2006. The housing sector continued to struggle, with the sub-prime sector experiencing continuing pressure, and short-term variable rate mortgages resetting higher. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005. Away from housing and autos, the economy appears to be slowing but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Fed is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At March 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose in the first quarter, resulting in underperformance of the municipal sector. On March 31, 2007, long-term AAA-rated municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the six months ended March 31, 2007, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 1.92%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer at the time of investment, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past two years – with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and sustained growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities, sectors and jurisdictions. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Average is the average annual total return, at net asset value, of the funds that are in the same Lipper Classification as the Funds. Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Municipals Funds as of March 31, 2007

lipper rankings

LIPPER QUINTILE RANKINGS BY TOTAL RETURN at 3/31/07

FUND	1-YEAR	3-YEAR	5-YEAR	10-YEAR

CALIFORNIA MuNICIpALs CLAss A	1ST	1ST	1ST	1ST
CALIFORNIA MUNICIPAL DEBT FUNDS CLASSIFICATION	19 of 116	10 of 107	10 of 94	10 of 69

FLORIDA MuNICIpALs CLAss A	1ST	1ST	1ST	1ST
FLORIDA MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 36	1 of 35	1 of 34	3 of 30

MAssACHusEtts MuNICIpALs CLAss A	1ST	1ST	1ST	1ST
MASSACHUSETTS MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 51	1 of 50	1of 49	1 of 41

MIssIssIppI MuNICIpALs CLAss A	1ST	1ST	2ND	2ND
OTHER STATES MUNICIPAL DEBT FUNDS CLASSIFICATION	11 of 76	7 of 74	21 of 71	18 of 53

NEW YORK MuNICIpALs CLAss A	1ST	1ST	1ST	1ST
NEW YORK MUNICIPAL DEBT FUNDS CLASSIFICATION	8 of 95	8 of 95	9 of 85	2 of 65

OHIO MuNICIpALs CLAss A	1ST	1ST	1ST	1ST
OHIO MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 43	1 of 42	1 of 39	2 of 35

RHODE IsLAND MuNICIpALs CLAss A	2ND	1ST	1ST	1ST
OTHER STATES MUNICIPAL DEBT FUNDS CLASSIFICATION	20 of 76	4 of 74	5 of 71	3 of 53

WEst vIRgINIA MuNICIpALs CLAss A	1ST	1ST	1ST	1ST
OTHER STATES MUNICIPAL DEBT FUNDS CLASSIFICATION	5 of 76	9 of 74	11 of 71	8 of 53

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Eaton Vance California Municipals Fund as of March 31, 2007

performanCe informaTion and porTfolio ComposiTion

performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.20%	1.72%	1.82%
One Year	5.61	4.81	4.81
Five Years	6.06	5.56	N.A.
Ten Years	5.80	5.32	N.A.
Life of Fund†	6.15	5.82	4.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.64%	-3.19%	0.84%
One Year	0.56	-0.16	3.82
Five Years	5.04	5.23	N.A.
Ten Years	5.28	5.32	N.A.
Life of Fund†	5.75	5.82	4.87

†Inception date: Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.23%	1.98%	1.98%

*From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.22%	3.45%	3.45%
Taxable-Equivalent Distribution Rate(3),(4)	7.16	5.85	5.85
SEC 30-day Yield(5)	3.48	2.91	2.91
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.90	4.94	4.94

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(7)

Lipper California Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.77%
One Year	5.05
Five Years	5.14
Ten Years	5.26

Portfolio Manager: Cynthia J. Clemson

Rating Distribution**(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA+:

AAA	49.4%	BBB	5.8%
AA	9.4%	BB	1.0%
A	23.5%	Not Rated	10.9%

Fund Statistics(9)

•	Number of Issues:	92
•	Average Maturity:	20.7 years
•	Average Effective Maturity:	10.8 years
•	Average Call Protection:	9.0 years
•	Average Dollar Price:	$100.73

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.37% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification contained 116, 116, 94 and 69 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management

Eaton Vance Florida Municipals Fund as of March 31, 2007

performanCe informaTion and porTfolio ComposiTion

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.41%	2.02%	2.12%
One Year	5.91	5.18	5.18
Five Years	5.91	5.15	N.A.
Ten Years	5.72	4.94	N.A.
Life of Fund†	6.06	5.80	5.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.46%	-2.98%	1.12%
One Year	0.91	0.18	4.18
Five Years	4.87	4.82	N.A.
Ten Years	5.21	4.94	N.A.
Life of Fund†	5.66	5.80	5.00

†Inception date: Class A: 4/5/94; Class B: 8/28/90; Class C: 3/13/06

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.29%	2.04%	2.04%

*From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.42%	3.67%	3.67%
Taxable-Equivalent Distribution Rate(3),(4)	6.80	5.65	5.65
SEC 30-day Yield5	3.72	3.15	3.16
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.72	4.85	4.86

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(7)

Lipper Florida Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.58%
One Year	4.65
Five Years	4.77
Ten Years	4.94

Portfolio Manager: Cynthia J. Clemson

Rating Distribution**(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA-:

AAA	60.0%	BBB	4.7%
AA	4.1%	Not Rated	19.8%
A	11.4%

Fund Statistics(9)

•	Number of Issues:	100
•	Average Maturity:	21.8 years
•	Average Effective Maturity:	8.9 years
•	Average Call Protection:	7.1 years
•	Average Dollar Price:	$100.65

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.50% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 35.00% federal tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification contained 36, 36, 34 and 30 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Municipals Fund as of March 31, 2007

performanCe informaTion and porTfolio ComposiTion

Performance(1)	Class A	Class B	Class C		Class I

Average Annual Total Returns (at net asset value)
Six Months	2.16%	1.79%	1.79%		2.26%
One Year	6.41	5.64	N.A.		6.62
Five Years	6.11	5.36	N.A.		6.38
Ten Years	5.88	5.08	N.A.		6.07
Life of Fund†	5.17	5.55	5.96	*	5.58

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.68%	-3.21%	0.79%		2.26%
One Year	1.38	0.64	N.A.		6.62
Five Years	5.09	5.03	N.A.		6.38
Ten Years	5.37	5.08	N.A.		6.07
Life of Fund†	4.78	5.55	4.96	*	5.58

†Inception date: Class A: 12/7/93; Class B: 4/18/91; Class C: 5/2/06; Class I: 6/17/93

*Returns are cumulative since inception of share class.

Total Annual Operating Expenses(2)**	Class A	Class B	Class C	Class I

Expense Ratio	1.21%	1.96%	1.96%	1.01%

**From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.23%	3.47%	3.47%	4.44%
Taxable-Equivalent Distribution Rate(3),(4)	6.87	5.64	5.64	7.21
SEC 30-day Yield(5)	3.30	2.71	2.72	3.67
Taxable-Equivalent SEC 30-day Yield((5),(6)	5.36	4.40	4.42	5.96

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(8)

Lipper Massachusetts Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.56%
One Year	4.52
Five Years	4.72
Ten Years	4.89

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution***(8)

By total investments

***    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA+:

AAA	63.50%	BBB	5.9%
AA	18.6%	Not Rated	5.9%
A	6.1%

Fund Statistics(9)

•	Number of Issues:	81
•	Average Maturity:	23.0 years
•	Average Effective Maturity:	14.9 years
•	Average Call Protection:	12.5 years
•	Average Dollar Price:	$104.17

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Includes interest expense of 0.42% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Municipal Debt Funds Classification contained 55, 51, 49 and 41 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Mississippi Municipals Fund as of March 31, 2007

performanCe informaTion and porTfolio ComposiTion

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
Six Months	2.11%	1.73%
One Year	5.30	4.49
Five Years	5.01	4.26
Ten Years	5.17	4.43
Life of Fund†	4.71	4.29

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.71%	-3.27%
One Year	0.28	-0.51
Five Years	3.98	3.92
Ten Years	4.66	4.43
Life of Fund†	4.32	4.29

†Inception date: Class A: 12/7/93; Class B: 6/11/93

Total Annual Operating Expenses(2)*	Class A	Class B

Expense Ratio	1.00%	1.75%

*From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B

Distribution Rate(3)	4.18%	3.43%
Taxable-Equivalent Distribution Rate(3),(4)	6.77	5.55
SEC 30-day Yield(5)	3.36	2.79
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.44	4.52

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.54%
One Year	4.65
Five Years	4.40
Ten Years	4.73

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution**(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA+:

AAA	80.9%	BBB	0.2%
AA	5.6%	Not Rated	2.4%
A	10.9%

Fund Statistics(9)

•	Number of Issues:	49
•	Average Maturity:	18.6 years
•	Average Effective Maturity:	8.8 years
•	Average Call Protection:	7.6 years
•	Average Dollar Price:	$101.75

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

(2) Includes interest expense of 0.19% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 77, 76, 71 and 53 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Municipals Fund as of March 31, 2007

performanCe informaTion and porTfolio ComposiTion

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.18%	1.90%	1.90%
One Year	6.35	5.55	5.66
Five Years	5.88	5.31	N.A.
Ten Years	6.08	5.38	N.A.
Life of Fund†	6.21	6.23	3.75
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.70%	-3.08%	0.90%
One Year	1.27	0.55	4.66
Five Years	4.85	4.98	N.A.
Ten Years	5.56	5.38	N.A.
Life of Fund†	5.81	6.23	3.75

†Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.28%	2.03%	2.03%

*From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.24%	3.47%	3.47%
Taxable-Equivalent Distribution Rate(3),(4)	7.00	5.73	5.73
SEC 30-day Yield5	3.64	3.07	3.06
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.01	5.07	5.05

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(7)

Lipper New York Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.60%
One Year	4.88
Five Years	4.88
Ten Years	5.10

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution**(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA-:

AAA	34.7%	BB	0.5%
AA	40.1%	B	1.3%
A	15.6%	Not Rated	5.0%
BBB	2.8%

Fund Statistics(9)

•	Number of Issues:	100
•	Average Maturity:	22.8 years
•	Average Effective Maturity:	13.9 years
•	Average Call Protection:	10.4 years
•	Average Dollar Price:	$104.90

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.49% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification contained 95, 95, 85 and 65 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Municipals Fund as of March 31, 2007

performanCe informaTion and porTfolio ComposiTion

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.16%	1.90%	1.79%
One Year	6.19	5.50	5.40
Five Years	6.33	5.55	N.A.
Ten Years	5.61	4.81	N.A.
Life of Fund†	5.01	5.49	5.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.68%	-3.10%	0.79%
One Year	1.18	0.50	4.40
Five Years	5.29	5.23	N.A.
Ten Years	5.10	4.81	N.A.
Life of Fund†	4.63	5.49	5.08

†Inception date: Class A: 12/7/93; Class B: 4/18/91; Class C: 2/3/06

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.25%	2.00%	2.00%

*From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.18%	3.42%	3.42%
Taxable-Equivalent Distribution Rate(3),(4)	6.95	5.69	5.69
SEC 30-day Yield(5)	3.44	2.86	2.87
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.72	4.76	4.77

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns

Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(7)

Lipper Ohio Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.62%
One Year	4.42
Five Years	4.44
Ten Years	4.78

Portfolio Manager: William H. Ahern, CFA

Rating Distribution**(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA+:

AAA	73.4%	BB	0.4%
AA	8.5%	B	1.4%
A	9.0%	Not Rated	7.3%

Fund Statistics(9)

•	Number of Issues:	120
•	Average Maturity:	22.2 years
•	Average Effective Maturity:	10.6years
•	Average Call Protection:	8.8 years
•	Average Dollar Price:	$104.21

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.47% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Municipal Debt Funds Classification contained 46, 43, 39 and 35 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Rhode Island Municipals Fund as of March 31, 2007

performanCe informaTion and porTfolio ComposiTion

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	1.80%	1.54%	1.44%
One Year	4.99	4.30	4.30
Five Years	5.61	4.85	N.A.
Ten Years	5.55	4.82	N.A.
Life of Fund†	4.82	4.47	3.73

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.02%	-3.45%	0.44%
One Year	-0.03	-0.70	3.30
Five Years	4.59	4.52	N.A.
Ten Years	5.04	4.82	N.A.
Life of Fund†	4.44	4.47	3.73

†Inception date: Class A: 12/7/93; Class B: 6/11/93; Class C: 3/20/06

Total Annual Operating Expenses(2)*	Class A	Class B	Class C

Expense Ratio	1.10%	1.85%	1.85%

*From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.14%	3.39%	3.39%
Taxable-Equivalent Distribution Rate(3),(4)	6.98	5.72	5.72
SEC 30-day Yield(5)	3.47	2.89	2.89
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.85	4.87	4.87

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.54%
One Year	4.65
Five Years	4.40
Ten Years	4.73

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution**(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA+:

AAA	77.7%	BB	6.6%
AA	11.6%	B	1.4%
A	2.7%

Fund Statistics(9)

•	Number of Issues:	66
•	Average Maturity:	20.2 years
•	Average Effective Maturity:	7.1years
•	Average Call Protection:	7.6 years
•	Average Dollar Price:	$103.64

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.35% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income  relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 40.69% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 77, 76, 71 and 53 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance West Virginia Municipals Fund as of March 31, 2007

performanCe informaTion and porTfolio ComposiTion

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
Six Months	2.35%	1.87%
One Year	5.89	4.97
Five Years	5.41	4.63
Ten Years	5.39	4.59
Life of Fund†	4.86	4.36

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.49%	-3.13%
One Year	0.82	-0.03
Five Years	4.39	4.29
Ten Years	4.88	4.59
Life of Fund†	4.47	4.36

†Inception date: Class A: 12/13/93; Class B: 6/11/93

Total Annual Operating Expenses(2)*	Class A	Class B

Expense Ratio	0.93%	1.68%

*From the Fund’s prospectus dated 2/1/07.

Distribution Rates/Yields	Class A	Class B

Distribution Rate(3)	4.04%	3.29%

Taxable-Equivalent Distribution Rate 3, 4	6.65	5.41
SEC 30-day Yield 5	3.15	2.56
Taxable-Equivalent SEC 30-day Yield 5, 6	5.18	4.21

Index Performance(6)

Lehman Brothers Municipal Bond Index Average Annual Total Returns
Six Months	1.92%
One Year	5.43
Five Years	5.50
Ten Years	5.87

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification Average Annual Total Returns
Six Months	1.54%
One Year	4.65
Five Years	4.40
Ten Years	4.73

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution**(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at March 31, 2007, is as follows, and the average rating is AA+:

AAA	80.0%	BBB	2.4%
A	14.5%	Not Rated	3.1%

Fund Statistics(9)

•	Number of Issues:	45
•	Average Maturity:	22.7 years
•	Average Effective Maturity:	9.7 years
•	Average Call Protection:	8.4 years
•	Average Dollar Price:	$99.83

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

(2) Includes interest expense of 0.18% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 39.23% combined federal and state income tax rate. A lower tax rate would result in lower taxable-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 77, 76, 71 and 53 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively. Lipper Averages are available as of month end only.

(8) As of 3/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 3/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of March 31, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 – March 31, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,022.00	$6.00
Class B	$1,000.00	$1,017.20	$9.76
Class C	$1,000.00	$1,018.20	$9.76
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.99
Class B	$1,000.00	$1,015.30	$9.75
Class C	$1,000.00	$1,015.30	$9.75

* Expenses are equal to the Fund's annualized expense ratio of 1.19% for Class A shares, 1.94% for Class B shares and 1.94% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance Municipals Funds as of March 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Florida Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,024.10	$6.51
Class B	$1,000.00	$1,020.20	$10.27
Class C	$1,000.00	$1,021.20	$10.23
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.49
Class B	$1,000.00	$1,014.80	$10.25
Class C	$1,000.00	$1,014.80	$10.20

* Expenses are equal to the Fund's annualized expense ratio of 1.29% for Class A shares, 2.04% for Class B shares and 2.03% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance Massachusetts Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,021.60	$6.00
Class B	$1,000.00	$1,017.90	$9.76
Class C	$1,000.00	$1,017.90	$9.76
Class I	$1,000.00	$1,022.60	$4.99
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.99
Class B	$1,000.00	$1,015.30	$9.75
Class C	$1,000.00	$1,015.30	$9.75
Class I	$1,000.00	$1,020.00	$4.99

* Expenses are equal to the Fund's annualized expense ratio of 1.19% for class A shares, 1.94% for Class B shares, 1.94% for Class C shares and 0.99% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the next asset value per share determined at the close of business on September 30, 2006.

Eaton Vance Municipals Funds as of March 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Mississippi Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,021.10	$5.19
Class B	$1,000.00	$1,017.30	$8.95
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.19
Class B	$1,000.00	$1,016.10	$8.95

* Expenses are equal to the Fund's annualized expense ratio of 1.03% for Class A shares and 1.78% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance New York Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,021.80	$4.89
Class B	$1,000.00	$1,019.00	$8.66
Class C	$1,000.00	$1,019.00	$8.66
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.89
Class B	$1,000.00	$1,016.40	$8.65
Class C	$1,000.00	$1,016.40	$8.65

* Expenses are equal to the Fund's annualized expense ratio of 0.97% for Class A shares, 1.72% for Class B shares and 1.72% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on September 30, 2006.

Eaton Vance Municipals Funds as of March 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Ohio Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,021.60	$5.34
Class B	$1,000.00	$1,019.00	$9.11
Class C	$1,000.00	$1,017.90	$9.11
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.34
Class B	$1,000.00	$1,015.90	$9.10
Class C	$1,000.00	$1,015.90	$9.10

* Expenses are equal to the Fund's annualized expense ratio of 1.06% for Class A shares, 1.81% for Class B shares and 1.81% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on September 30, 2006.

Eaton Vance Rhode Island Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,018.00	$5.28
Class B	$1,000.00	$1,015.40	$9.04
Class C	$1,000.00	$1,014.40	$8.99
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.29
Class B	$1,000.00	$1,016.00	$9.05
Class C	$1,000.00	$1,016.00	$9.00

* Expenses are equal to the Fund's annualized expense ratio of 1.05% for Class A shares, 1.80% for Class B shares and 1.79% for Class C shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business September 30, 2006.

Eaton Vance Municipals Funds as of March 31, 2007

FUND EXPENSES CONT'D

Eaton Vance West Virginia Municipals Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,023.50	$4.74
Class B	$1,000.00	$1,018.70	$8.51
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.73
Class B	$1,000.00	$1,016.50	$8.50

* Expenses are equal to the Fund's annualized expense ratio of 0.94% for Class A shares and 1.69% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

Eaton Vance California Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.7%
Principal Amount (000's omitted)	Security	Value
Education — 3.9%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,648,855
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,829,975
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,221,760
		$10,700,590
Electric Utilities — 1.2%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$3,130,980
		$3,130,980
Escrowed / Prerefunded — 7.1%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,402,550
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,209,020
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,562,888
		$19,174,458
General Obligations — 4.1%
$2,250	California, 4.75%, 6/1/35	$2,290,275
1,000	California, 5.25%, 4/1/30	1,065,500
2,250	California, 5.25%, 4/1/34	2,406,555
5,000	California, 5.50%, 11/1/33	5,448,400
		$11,210,730
Hospital — 15.7%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,056,350
8,850	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	9,178,954
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,131,080
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,373,322
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,762,470
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,610,175
1,700	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,746,104

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	$3,048,451
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,940,687
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,576,965
215	Eastern Plumas Health Care District, 7.50%, 8/1/07	216,299
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,725,083
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,056,220
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,769,941
1,250	Washington Township Hospital Health Care District, 5.25%, 7/1/29	1,281,500
		$42,473,601
Housing — 0.7%
$1,407	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,500,046
424	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	447,579
		$1,947,625
Industrial Development Revenue — 3.2%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,751,210
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,791,001
4,000	California Statewide Communities Development Authority, (Anheuser Busch Project), 4.80%, 9/1/46	4,016,720
		$8,558,931
Insured-Education — 1.5%
$3,990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Authority, (University of Puerto Rico), (MBIA), 5.00%, 7/1/33(1)	$4,119,555
		$4,119,555
Insured-Electric Utilities — 7.8%
$5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$5,345,200
9,000	Northern California Power Agency, (Hydroelectric), (MBIA), 5.125%, 7/1/23(1)	9,219,840
1,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	1,578,675

See notes to financial statements

Eaton Vance California Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	$5,100,864
		$21,244,579
Insured-Escrowed / Prerefunded — 5.8%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (AMBAC), 5.00%, 7/1/33(2)	$2,810,375
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (FGIC), 5.00%, 7/1/29	5,620,750
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	6,054,300
1,135	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/15, (AGC), 5.00%, 7/1/45	1,234,415
		$15,719,840
Insured-General Obligations — 7.1%
$3,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$2,946,900
5,000	California, (FSA), 5.25%, 8/1/32(3)	5,809,350
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,363,414
3,300	Puerto Rico, (FSA), Variable Rate, 5.84%, 7/1/27(4)(5)	3,901,623
4,500	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(1)	5,245,920
		$19,267,207
Insured-Hospital — 5.7%
$2,550	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,648,736
7,500	California Statewide Communities Development Authority, (Rady Children's Hospital), (MBIA), 4.50%, 8/15/28	7,525,275
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(1)	5,177,218
		$15,351,229
Insured-Lease Revenue / Certificates of Participation — 5.1%
$6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	$3,330,470
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,914,950
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,268,100
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,418,864
		$13,932,384

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 2.8%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$2,362,801
1,000	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36	1,004,830
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	4,366,844
		$7,734,475
Insured-Transportation — 3.1%
$4,320	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 5.00%, 7/1/23(1)	$4,463,726
2,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	2,968,800
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	869,580
		$8,302,106
Insured-Water and Sewer — 7.8%
$2,000	Calleguas Las Virgines Public Financing Authority Revenue, (Municipal Water District), (MBIA), 4.25%, 7/1/32	$1,916,140
3,500	Los Angeles, Water and Power, (AMBAC), 5.00%, 7/1/36	3,719,520
6,675	Los Angeles, Water and Power, (FSA), 4.75%, 7/1/36	6,860,365
1,680	Los Angeles, Water and Power, (MBIA), 3.00%, 7/1/30	1,328,208
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 9.09%, 4/22/09(6)	3,251,310
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,991,061
		$21,066,604
Lease Revenue / Certificates of Participation — 11.6%
$6,500	California Public Works, (University of California), 5.00%, 6/1/23(7)	$6,503,900
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,550,700
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,408,789
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,220,354
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,682,618
6,520	Pasadena Parking Facility, 6.25%, 1/1/18	7,369,556
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,608,450
		$31,344,367

See notes to financial statements

Eaton Vance California Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 3.1%
$2,380	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(4)	$2,560,690
5,100	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), 5.125%, 6/1/47	5,064,351
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.477%, 10/1/34(4)(5)	846,951
		$8,471,992
Senior Living / Life Care — 0.5%
$250	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$252,490
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	1,012,210
		$1,264,700
Special Tax Revenue — 6.3%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,523,550
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	423,271
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	673,273
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,816,643
1,060	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	1,102,983
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	614,220
2,115	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	2,222,992
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,464,391
2,300	Santa Margarita Water District, 6.20%, 9/1/20	2,448,419
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,006,610
350	Temecula Unified School District, 5.00%, 9/1/27	358,039
535	Temecula Unified School District, 5.00%, 9/1/37	544,025
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,021,110
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	937,890
		$17,157,416
Water and Sewer — 0.6%
$1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	$1,793,114
		$1,793,114

Principal Amount (000's omitted)	Security	Value
Total Tax-Exempt Investments — 104.7% (identified cost $262,135,937)		$283,966,483
Short-Term Investments — 1.1%
Principal Amount (000's omitted)	Security	Value
$3,000	California Department of Water Resource Power Supply, Variable Rate, 3.70%, 5/1/22	$3,000,000
Total Short-Term Investments (at amortized cost, $3,000,000)		$3,000,000
Total Investments — 105.8% (identified cost $265,135,937)		$286,966,483
Other Assets, Less Liabilities — (5.8)%		$(15,628,630)
Net Assets — 100.0%		$271,337,853

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 44.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 16.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  When-issued security.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $7,309,264 or 2.7% of the Fund's net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(7)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.9%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 7.7%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$1,222,420
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	745,423
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,180,850
1,000	Halifax Medical Center, Prerefunded to 10/1/10, 7.25%, 10/1/24	1,128,800
1,100	Highlands County Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	1,200,914
1,250	Lakeland Hospital System, (Lakeland Regional Health System), Prerefunded to 11/15/12, 5.50%, 11/15/32	1,370,425
500	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	526,130
2,775	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/29	2,920,021
3,690	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	3,953,724
4,000	Orange County Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.625%, 11/15/32	4,410,520
		$19,659,227
Health Care-Miscellaneous — 0.4%
$1,056	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$1,057,140
		$1,057,140
Hospital — 6.8%
$4,500	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,643,190
2,795	Cape Canaveral Hospital District, (Cape Canaveral Hospital, Inc.), 5.25%, 1/1/28	2,840,698
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,802,430
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	256,950
2,750	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	2,936,120
2,200	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	2,290,816

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,500	West Orange Health Care District, 5.80%, 2/1/31	$2,637,325
		$17,407,529
Housing — 0.5%
$75	Florida Housing Finance Authority, 6.35%, 6/1/14	$75,118
510	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	515,136
565	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	568,622
		$1,158,876
Housing-Multifamily — 1.4%
$1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,546,951
1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,025,486
		$3,572,437
Industrial Development Revenue — 2.0%
$2,459	Broward County Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,538,459
2,460	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,581,032
		$5,119,491
Insured-Electric Utilities — 2.1%
$5,125	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$5,245,079
		$5,245,079
Insured-Escrowed / Prerefunded — 8.2%
$9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	$10,364,564
3,835	Dade County, Professional Sports Franchise Facility, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23	1,934,489
1,800	Miami-Dade County Health Facilities Authority, (Miami Children's Hospital),Prerefunded to 8/15/11, (AMBAC), 5.125%, 8/15/26	1,917,612
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,693,568
		$20,910,233
Insured-General Obligations — 1.2%
$2,700	Puerto Rico, (MBIA), 5.50%, 7/1/20(2)	$3,111,795
		$3,111,795

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Health Care Miscellaneous — 0.0%
$107	Osceola County Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	$108,179
		$108,179
Insured-Hospital — 7.0%
$4,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$4,194,480
9,560	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	11,110,441
2,250	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,368,057
		$17,672,978
Insured-Housing — 1.2%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,004,380
		$3,004,380
Insured-Lease Revenue / Certificates of Participation — 1.5%
$3,300	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(2)	$3,681,337
		$3,681,337
Insured-Special Tax Revenue — 18.4%
$5,525	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$5,467,098
6,345	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35(2)	6,418,835
1,500	Jacksonville, Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,208,220
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	359,714
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,433,737
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	1,024,450
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,939,700
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,855,851
985	Opa-Locka, Sales Tax, (FGIC), 7.00%, 1/1/14	987,591
7,830	Orange County Tourist Development Tax, (AMBAC), 5.125%, 10/1/30(2)	8,240,344
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,857,040
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,828,821
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,649,204

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	$1,247,180
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	4,128,960
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,973,550
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,269,960
		$46,890,255
Insured-Transportation — 18.6%
$1,225	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$1,225,110
8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27(3)	8,755,950
8,700	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18(2)	9,032,224
7,680	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38(2)	8,003,942
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,567,440
7,500	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	7,819,550
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	569,954
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	544,401
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,232,850
3,940	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,632,168
		$47,383,589
Insured-Water and Sewer — 14.3%
$3,020	Fort Lauderdale, Water and Sewer, (MBIA), 4.50%, 9/1/35	$3,004,538
10,000	Fort Myers Utility, (FGIC), 5.50%, 10/1/29(2)	10,481,000
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,638,975
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,109,720
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,311,744
2,600	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27(2)	2,634,943
4,150	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(2)	4,254,917
		$36,435,837
Nursing Home — 3.1%
$4,210	Dade County Industrial Development Authority, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,218,546
3,500	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,633,770
		$7,852,316

See notes to financial statements

Eaton Vance Florida Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.3%
$4,100	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$4,110,332
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,768,113
		$5,878,445
Special Tax Revenue — 10.6%
$1,115	Concorde Estates Community Development District, 5.85%, 5/1/35	$1,174,697
255	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	260,258
1,185	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,216,663
710	Dupree Lakes Community Development District, 5.00%, 11/1/10	710,107
1,015	Dupree Lakes Community Development District, 5.375%, 5/1/37	1,022,227
970	Fishhawk Community Development District, 6.125%, 5/1/34	1,029,859
235	Gateway Services Community Development District, Special Assessment, 6.50%, 5/1/33	254,066
660	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	708,325
480	Heritage Harbor South Community Development District, (Capital Improvements), 6.50%, 5/1/34	518,942
10	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	10,022
1,390	Heritage Springs Community Development District, 5.25%, 5/1/26	1,415,131
1,100	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,123,694
185	Longleaf Community Development District, 6.20%, 5/1/09	186,228
880	New River Community Development District, 5.00%, 5/1/13	874,729
360	New River Community Development District, 5.35%, 5/1/38	359,712
1,230	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	1,249,975
2,270	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,299,805
970	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	1,003,300
1,670	Sterling Hill Community Development District, 6.20%, 5/1/35	1,779,535
2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	2,558,525
2,895	University Square Community Development District, 6.75%, 5/1/20	3,062,534
610	Vista Lakes Community Development District, 7.20%, 5/1/32	652,688

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	$417,232
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,978,630
		$26,866,884
Transportation — 1.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,487,865
		$2,487,865
Water and Sewer — 2.6%
$6,275	Jacksonville Electric Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$6,502,030
		$6,502,030
Total Tax-Exempt Investments — 110.9% (identified cost $258,676,157)		$282,005,902
Other Assets, Less Liabilities — (10.9)%		$(27,763,536)
Net Assets — 100.0%		$254,242,366

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 65.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 20.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $1,222,420 or 0.5% of the Fund's net assets.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.6%
Principal Amount (000's omitted)	Security	Value
Education — 16.3%
$5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$6,177,655
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,033,490
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,053,800
2,630	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/35	2,784,381
1,700	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	1,795,268
4,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33	4,681,560
6,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	7,243,680
4,555	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	4,556,412
6,745	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/31	7,168,046
10,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/36	10,595,700
2,000	Massachusetts Industrial Finance Agency, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,045,120
		$49,135,112
Electric Utilities — 5.5%
$5,815	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$5,971,772
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,944,330
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	8,531,630
		$16,447,732
Escrowed / Prerefunded — 9.6%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), Prerefunded to 9/1/11, 5.00%, 9/1/31	$2,324,116
2,000	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.25%, 9/1/28	2,056,660
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,747,600
2,435	Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/13, 5.25%, 8/1/33	2,647,040
		$28,775,416

Principal Amount (000's omitted)	Security	Value
Hospital — 6.1%
$1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$1,074,780
1,500	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,504,095
2,600	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,805,712
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	1,077,210
4,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/08	3,804,160
9,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/09	8,240,490
		$18,506,447
Housing — 5.8%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,960,440
10,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40(1)	10,010,400
1,350	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	1,377,580
4,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	4,100,440
		$17,448,860
Industrial Development Revenue — 1.4%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,181,205
2,005	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	2,013,782
		$4,194,987
Insured-Education — 10.3%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,945,775
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,948,400
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	7,008,480
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	6,364,431
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,960,804
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,059,980
3,120	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/33	3,555,958

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	Massachusetts Development Finance Agency, (Western New England College), (AGC), 5.00%, 9/1/33	$1,047,890
		$30,891,718
Insured-Electric Utilities — 2.1%
$6,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(2)	$6,314,700
		$6,314,700
Insured-Escrowed / Prerefunded — 2.4%
$2,000	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), Prerefunded to 10/1/11, 5.25%, 10/1/31	$2,127,920
200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	217,476
2,540	Massachusetts Water Resource Authority, (MBIA), Escrowed to Maturity, 5.25%, 12/1/15	2,755,595
1,995	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(2)	2,187,518
		$7,288,509
Insured-General Obligations — 2.0%
$560	Ashland, (AMBAC), 4.75%, 5/15/29	$580,798
500	Plymouth, (MBIA), 5.25%, 10/15/20	529,975
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20(2)	1,383,020
3,665	Tewksbury, (MBIA), 4.25%, 1/15/27	3,609,329
		$6,103,122
Insured-Hospital — 0.9%
$2,550	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 9.27%, 6/23/22(3)	$2,683,543
		$2,683,543
Insured-Lease Revenue / Certificates of Participation — 3.3%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,874,025
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(2)	2,008,002
		$9,882,027

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 5.2%
$8,680	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42(2)	$10,801,254
4,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42(4)	4,977,440
55	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	55,148
		$15,833,842
Insured-Pooled Loans — 2.4%
$1,425	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/27(1)	$1,425,000
5,860	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/33(1)	5,833,571
		$7,258,571
Insured-Special Tax Revenue — 12.0%
$3,425	Martha's Vineyard Land Bank, (AMBAC), 4.25%, 5/1/36	$3,316,462
1,000	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,053,260
4,620	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,862,134
2,630	Massachusetts Bay Transportation Authority, Assessment Bonds, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	2,627,738
15,600	Massachusetts School Building Authority, (AMBAC), 4.50%, 8/15/35	15,512,640
7,500	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), 5.50%, 1/1/30	8,888,625
		$36,260,859
Insured-Transportation — 6.8%
$19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$7,637,620
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,714,055
4,320	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(2)	5,030,294
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,046,570
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	1,046,570
		$20,475,109
Insured-Water and Sewer — 0.6%
$1,625	Massachusetts Water Resource Authority, (MBIA), 5.25%, 12/1/15	$1,760,834
		$1,760,834

See notes to financial statements

Eaton Vance Massachusetts Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Nursing Home — 1.9%
$2,400	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,481,888
3,155	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,253,278
		$5,735,166
Other Revenue — 1.6%
$4,455	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(2)	$4,766,746
		$4,766,746
Pooled Loans — 0.7%
$2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	$2,104,820
		$2,104,820
Senior Living / Life Care — 1.0%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,261,600
1,760	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	1,812,254
		$3,073,854
Solid Waste — 1.1%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,370,900
		$3,370,900
Special Tax Revenue — 4.0%
$10,050	Massachusetts Bay Transportation Authority, 5.00%, 7/1/34(2)	$10,759,832
1,310	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 5.25%, 7/1/35	1,513,509
		$12,273,341
Water and Sewer — 8.6%
$8,900	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15(5)	$8,972,624
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,691,601
3,205	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/32	3,701,807
565	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	606,443

Principal Amount (000's omitted)	Security	Value
Water and Sewer (continued)
$10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$8,837,400
		$25,809,875
Total Tax-Exempt Investments (identified cost $317,456,182)		$336,396,090
Short-Term Investments — 0.5%
Principal Amount (000's omitted)	Security	Value
$1,600	Massachusetts, Variable Rate, 3.63%, 1/1/21	$1,600,000
Total Short-Term Investments (at amortized cost, $1,600,000)		$1,600,000
Total Investments — 112.1% (identified cost $319,056,182)		$337,996,090
Other Assets, Less Liabilities — (12.1)%		$(36,547,518)
Net Assets — 100.0%		$301,448,572

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 42.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 17.6% of total investments.

(1)  When-issued security.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.3%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$252,675
		$252,675
Escrowed / Prerefunded — 9.5%
$2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	$1,811,250
		$1,811,250
Hospital — 6.0%
$500	Mississippi Hospital Equipment and Facilities Authority, (Baptist Health System), 5.00%, 8/15/29	$517,790
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	623,712
		$1,141,502
Housing — 0.7%
$75	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	$75,090
55	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	57,604
		$132,694
Industrial Development Revenue — 6.6%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$244,534
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	192,582
500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	499,015
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	321,276
		$1,257,407
Insured-Bond Bank — 5.1%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$440,603
500	Mississippi Development Bank, (Hinds County Public Improvement), (FSA), 5.25%, 10/1/30	539,995
		$980,598

Principal Amount (000's omitted)	Security	Value
Insured-Education — 7.6%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$786,337
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	553,935
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	100,601
		$1,440,873
Insured-Electric Utilities — 7.3%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$782,032
250	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	263,375
300	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	339,829
		$1,385,236
Insured-Escrowed / Prerefunded — 9.5%
$600	Harrison County, Wastewater Management and Solid Waste, (FGIC), Prerefunded to 2/1/08, 4.75%, 2/1/27	$611,406
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), Prerefunded to 2/1/13, 5.00%, 2/1/28	266,840
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	158,907
240	Puerto Rico Highway and Transportation Authority, (AMBAC), Prerefunded to 7/1/08, 5.00%, 7/1/28	246,586
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	528,485
		$1,812,224
Insured-General Obligations — 11.4%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$546,580
500	Mississippi Development Bank, (Gulf Coast College District), (XLCA), 4.25%, 1/1/24	493,775
500	Mississippi Development Bank, (FSA), 4.50%, 10/1/36	489,205
250	Mississippi, (FSA), 5.25%, 11/1/21(1)	283,899
100	Puerto Rico, (FSA), 5.125%, 7/1/30	104,812
220	Puerto Rico, (FSA), Variable Rate, 5.84%, 7/1/27(2)(3)	260,108
		$2,178,379
Insured-Hospital — 11.6%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$751,312
530	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12(4)	550,458

See notes to financial statements

Eaton Vance Mississippi Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	$647,295
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	263,430
		$2,212,495
Insured-Lease Revenue / Certificates of Participation — 3.5%
$600	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	$669,334
		$669,334
Insured-Special Tax Revenue — 1.6%
$300	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(1)	$301,449
		$301,449
Insured-Transportation — 9.1%
$1,000	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$1,049,780
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	263,525
10	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	10,223
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	183,150
200	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36	219,300
		$1,725,978
Insured-Water and Sewer — 8.1%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$317,466
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	516,630
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	448,655
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	262,222
		$1,544,973
Nursing Home — 1.3%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$248,011
		$248,011

Principal Amount (000's omitted)	Security	Value
Other Revenue — 0.6%
$1,200	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$82,044
1,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	36,660
		$118,704
Water and Sewer — 2.8%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$266,873
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	266,480
		$533,353
Total Tax-Exempt Investments — 103.6% (identified cost $18,700,122)		$19,747,135
Other Assets, Less Liabilities — (3.6)%		$(684,145)
Net Assets — 100.0%		$19,062,990

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 72.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 23.3% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $260,108 or 1.4% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.5%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.9%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23(1)	$4,232,787
		$4,232,787
Education — 16.2%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$3,205,600
900	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	940,887
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	2,191,256
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	10,004,245
3,090	New York Dormitory Authority, (City University), 7.50%, 7/1/10	3,276,389
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,610,814
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19(2)	20,505,116
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,244,448
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,247,400
1,085	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32(3)	1,046,634
2,900	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39(3)	2,755,783
		$73,028,572
Electric Utilities — 4.4%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,567,290
3,100	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	3,259,216
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 9.612%, 7/1/26(4)	2,645,750
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,227,900
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,108,120
4,900	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,138,777
		$19,947,053

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 4.1%
$3,500	Metropolitan Transportation Authority, Prerefunded to 11/15/13, 5.25%, 11/15/32	$3,827,845
2,415	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	2,592,768
2,185	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	2,267,790
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,893,811
		$18,582,214
General Obligations — 2.6%
$3,410	New York City, 4.25%, 1/1/28	$3,306,779
2,250	New York City, 5.25%, 8/15/26	2,405,025
5,755	New York City, 5.25%, 9/15/33	6,115,321
		$11,827,125
Health Care-Miscellaneous — 0.2%
$360	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$364,424
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	118,260
80	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	86,007
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	177,390
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	155,888
		$901,969
Hospital — 9.0%
$1,040	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$1,090,762
3,170	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	3,320,829
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	3,045,360
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,364,877
685	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	717,168
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,699,530
11,490	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(5)	11,858,446
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,105,080

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	$2,815,037
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,026,850
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,314,450
		$40,358,389
Housing — 4.5%
$10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$10,764,207
3,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.70%, 11/1/40	3,515,155
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,902,874
		$20,182,236
Industrial Development Revenue — 6.9%
$3,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$3,425,250
7,995	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(5)	9,128,291
3,500	New York City Industrial Development Agency, (American, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	4,011,490
10,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	10,668,420
1,965	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	2,084,826
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,669,360
		$30,987,637
Insured-Education — 8.1%
$5,000	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$5,721,600
12,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27(5)	15,114,625
5,000	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	4,767,600
9,205	New York Dormitory Authority, (Yeshiva University), (AMBAC), 5.50%, 7/1/35(6)	10,975,490
		$36,579,315

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 3.5%
$6,525	Long Island Power Authority, Electric System Revenue, (MBIA), 4.25%, 5/1/33	$6,300,148
1,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	1,578,675
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.90%, 7/1/29(7)(8)	1,736,025
6,000	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(5)	6,171,120
		$15,785,968
Insured-Escrowed / Prerefunded — 6.1%
$15,135	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, 5.75%, 7/1/29(5)	$15,976,910
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	6,201,362
4,650	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/15, (AGC), 5.00%, 7/1/45	5,057,294
		$27,235,566
Insured-General Obligations — 0.7%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$787,724
675	Jamestown, (AMBAC), 7.10%, 3/15/12	781,657
675	Jamestown, (AMBAC), 7.10%, 3/15/13	795,197
515	Jamestown, (AMBAC), 7.10%, 3/15/14	619,514
		$2,984,092
Insured-Lease Revenue / Certificates of Participation — 3.9%
$13,500	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$13,348,665
1,086	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(5)	1,159,080
3,013	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(5)	3,239,274
		$17,747,019
Insured-Other Revenue — 5.3%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,180,720
12,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	12,305,400
6,060	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	6,012,065
1,500	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,536,585
		$24,034,770

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Solid Waste — 1.0%
$4,495	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09(6)	$4,555,188
		$4,555,188
Insured-Special Tax Revenue — 3.8%
$3,850	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,932,082
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	3,063,575
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,856,112
15,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	4,292,400
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	1,077,890
		$17,222,059
Insured-Transportation — 3.1%
$3,165	Monroe County Airport Authority, (MBIA), (AMT), 7.69%, 1/1/19(4)(7)	$4,061,075
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29(5)	3,646,737
6,065	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	5,969,173
		$13,676,985
Insured-Water and Sewer — 0.6%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,652,801
		$2,652,801
Lease Revenue / Certificates of Participation — 7.1%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$32,079,032
		$32,079,032
Other Revenue — 5.2%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,111,780
5,520	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/26	5,786,119
4,020	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/36	4,207,493

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$10,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(5)	$11,234,755
		$23,340,147
Senior Living / Life Care — 0.9%
$2,670	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(9)	$2,441,101
800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	828,664
550	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), 5.00%, 11/1/28	562,381
		$3,832,146
Transportation — 6.3%
$9,000	Metropolitan Transportation Authority, 5.00%, 11/15/35	$9,439,650
7,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33(5)	7,681,890
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	3,010,625
8,050	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	8,174,373
		$28,306,538
Water and Sewer — 6.1%
$3,000	New York City Municipal Water Finance Authority, 4.25%, 6/15/33	$2,873,940
8,120	New York City Municipal Water Finance Authority, 4.50%, 6/15/37	8,059,750
6,760	New York City Municipal Water Finance Authority, 4.75%, 6/15/38	6,924,268
3,250	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	3,253,445
4,300	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	4,275,490
2,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	1,998,260
		$27,385,153
Total Tax-Exempt Investments (identified cost $466,079,882)		$497,464,761

See notes to financial statements

Eaton Vance New York Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 0.2%
Principal Amount (000's omitted)	Security	Value
$1,000	Metropolitan Transportation Authority, (FSA) Variable Rate, 2.98%, 11/1/29	$1,000,000
Total Short-Term Investments (at amortized cost, $1,000,000)		$1,000,000
Total Investments — 110.7% (identified cost $467,079,882)		$498,464,761
Other Assets, Less Liabilities — (10.7)%		$(48,257,191)
Net Assets — 100.0%		$450,207,570

AGC - Assured Guaranty Corp.

AMBAC- AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 32.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 15.5% of total investments.

(1)  Security is in bankruptcy but continues to make full interest payments.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  When-issued security.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(5)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $5,797,100 or 1.3% of the Fund's net assets.

(8)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(9)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.7%
$2,005	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,037,842
		$2,037,842
Education — 2.5%
$550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	$670,241
471	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29(1)	482,466
3,250	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.03%, 10/1/29(2)(3)	3,514,713
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,722,200
		$7,389,620
Electric Utilities — 0.7%
$1,825	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,900,245
		$1,900,245
Escrowed / Prerefunded — 5.3%
$1,815	Little Miami School District, (FSA), Prerefunded to 12/1/16, 5.00%, 12/1/34	$1,987,461
4,779	Ohio Higher Educational Facilities Authority, (Oberlin College), Prerefunded to 10/1/09, 5.00%, 10/1/29(1)	4,981,340
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,157,740
4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	4,400,960
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,836,282
		$15,363,783
General Obligations — 0.9%
$2,000	Ohio, (Common Schools), 4.50%, 9/15/23	$2,031,400
580	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	581,311
		$2,612,711
Hospital — 6.6%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,442,097
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	519,505

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	$2,476,665
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,200,010
2,000	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	2,113,640
1,250	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	1,320,412
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	2,491,025
2,000	Ohio Higher Educational Facilities, (University Hospital Health Systems, Inc.), 4.75%, 1/15/36	2,007,640
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	2,638,025
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	895,030
		$19,104,049
Housing — 1.4%
$4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36(4)	$4,203,400
		$4,203,400
Industrial Development Revenue — 4.3%
$3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$3,985,404
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,984,358
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,196,240
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,232,080
		$12,398,082
Insured-Education — 3.5%
$1,000	Miami University, (AMBAC), 3.25%, 9/1/26	$849,110
1,500	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	1,597,545
2,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Authority, (University Plaza), (MBIA), 5.00%, 7/1/33(1)	2,168,187
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,377,708
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,148,040
		$10,140,590
Insured-Electric Utilities — 11.0%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	$2,015,660

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	$2,060,520
7,430	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	7,606,983
5,330	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	5,502,319
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,316,880
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,048,525
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,903,087
3,000	Ohio Water Development Authority, (Fresh Water Improvement), (FGIC), 4.80%, 1/1/34	3,071,460
4,640	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	4,911,254
2,700	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	2,777,004
		$32,213,692
Insured-Escrowed / Prerefunded — 5.8%
$1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	$1,362,925
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,075,860
495	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	508,924
2,390	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	2,523,888
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,624,417
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	3,302,220
1,300	Minerva Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,407,991
800	Norwalk City School District, (AMBAC), Prerefunded to 12/1/09, 4.75%, 12/1/26	823,080
4,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29(1)	4,256,780
		$16,886,085
Insured-General Obligations — 34.0%
$2,000	Adams County Local School District, (FSA), 4.25%, 12/1/33	$1,930,220
1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	1,588,455
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	803,725
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,106,000
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,521,307

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	$4,836,450
4,000	Fairview Park, (MBIA), 5.00%, 12/1/25	4,258,720
1,000	Gallia County Local School District, (FSA), 4.75%, 12/1/25	1,040,290
3,000	Gallia County Local School District, (FSA), 5.00%, 12/1/30	3,189,150
2,890	Hilliard School District, (MBIA), 5.00%, 12/1/27	3,085,046
6,580	Indian Lake Local School District, (School Facilities Construction), (MBIA), 5.00%, 12/1/34	7,005,660
1,975	Ironton City School District, (MBIA), 4.25%, 12/1/28	1,921,675
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,252,605
2,000	Lakota School District, (FGIC), 5.25%, 12/1/26	2,303,940
3,505	Mahoning County, (FSA), 5.00%, 12/1/27	3,757,956
1,065	Marysville Exempt Village School District, (FSA), 4.375%, 12/1/29	1,055,862
5,500	Marysville Exempt Village School District, (FSA), 5.00%, 12/1/29	5,835,115
1,670	Miami East Ohio School District, (FSA), 4.50%, 12/1/29(5)	1,670,000
3,780	New Albany Plain Local School District, (MBIA), 4.25%, 12/1/28	3,677,940
7,400	Olentangy School District, (FSA), 4.50%, 12/1/32	7,408,214
3,695	Olentangy School District, (FSA), 5.00%, 12/1/21	3,968,763
1,000	Painesville City School District, (MBIA), 4.75%, 12/1/32	1,026,760
1,620	Painesville City School District, (MBIA), 5.00%, 12/1/24	1,719,922
2,115	Pickerington Local School District, (MBIA), 4.00%, 12/1/26	1,994,995
2,500	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	2,407,275
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	1,014,165
1,500	South-Western City School District, (FSA), 4.25%, 12/1/26	1,467,615
5,000	Springboard Community City School District, (FSA), 5.25%, 12/1/30	5,778,250
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,074,320
2,500	Sugarcreek Local School District, (FSA), 4.25%, 12/1/31	2,419,975
5,000	Trotwood-Madison, City School District, (School Improvements), (FSA), 4.50%, 12/1/30	5,013,350
4,000	Wauseon, Exempt Village School District, (Classroom Facilities and School Improvements), (FSA), 4.25%, 12/1/34	3,845,480
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	7,425,117
		$99,404,317

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 2.0%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children's Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,063,400
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	514,065
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,348,841
2,845	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	2,966,851
		$5,893,157
Insured-Lease Revenue / Certificates of Participation — 0.9%
$1,195	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.00%, 5/1/22	$1,268,875
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.25%, 5/1/21	1,354,124
		$2,622,999
Insured-Special Tax Revenue — 3.9%
$5,000	Hamilton County, Sales Tax Revenue, (AMBAC), 4.25%, 12/1/32	$4,836,450
610	Hamilton County, Sales Tax Revenue, (AMBAC), 5.60%, 12/1/32	637,871
2,490	Hamilton County, Sales Tax Revenue, (MBIA), 5.00%, 12/1/27	2,553,196
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,793,044
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,498,800
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	153,612
		$11,472,973
Insured-Transportation — 6.1%
$1,000	Butler County Transportation Improvement District, (XLCA), 4.50%, 12/1/34	$991,340
7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24(6)	8,208,270
5,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	5,787,200
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,837,200
		$17,824,010

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 0.9%
$1,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,523,175
1,060	Toledo, Waterworks, (MBIA), 5.00%, 11/15/25	1,128,275
		$2,651,450
Nursing Home — 3.6%
$1,250	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	$1,346,662
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,304,232
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,761,879
		$10,412,773
Other Revenue — 3.3%
$9,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	$9,629,790
		$9,629,790
Pooled Loans — 4.3%
$750	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	$766,208
800	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	809,512
250	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	250,703
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,495,296
675	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	677,012
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/27	8,226,717
425	Toledo Lucas County, Port Authority Development, 5.125%, 11/15/25	431,486
		$12,656,934
Senior Living / Life Care — 0.4%
$1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	$1,002,000
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,091
		$1,042,091

See notes to financial statements

Eaton Vance Ohio Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 1.3%
$2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$2,192,380
1,405	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,566,238
		$3,758,618
Water and Sewer — 1.0%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,052,830
		$3,052,830
Total Tax-Exempt Investments (identified cost $290,585,615)		$304,672,041
Short-Term Investments — 1.8%
Principal Amount (000's omitted)	Description	Value
$1,500	Franklin County, (Trinity Health Credit), (FSA), Variable Rate, 3.68%, 12/1/30	$1,500,000
2,900	Ohio Higher Educational Facilities, (Capital University), Variable Rate, 3.67%, 12/1/31	2,900,000
1,000	Ohio Higher Educational Facilities, (Case Western Reserve University), Variable Rate, 3.65%, 10/1/22	1,000,000
Total Short-Term Investments (at amortized cost, $5,400,000)		$5,400,000
Total Investments — 106.2% (identified cost $295,985,615)		$310,072,041
Other Assets, Less Liabilities — (6.2)%		$(18,123,397)
Net Assets — 100.0%		$291,948,644

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 65.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 21.4% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $3,514,713 or 1.2% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  When-issued security.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.2%
Principal Amount (000's omitted)	Security	Value
Education — 5.7%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$511,220
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,149,879
400	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Brown University), 5.00%, 9/1/23	417,528
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	518,540
		$3,597,167
Electric Utilities — 2.3%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29(1)	$1,045,589
400	Puerto Rico Electric Power Authority, Variable Rate, 5.659%, 7/1/29(3)(5)	436,464
		$1,482,053
Escrowed / Prerefunded — 1.8%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,132,950
		$1,132,950
General Obligations — 0.2%
$225	Puerto Rico, 0.00%, 7/1/16	$153,511
		$153,511
Hospital — 0.8%
$500	Rhode Island Health and Educational Building Corp., (Newport Hospital), 5.30%, 7/1/29	$514,145
		$514,145
Housing — 3.0%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$909,738
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	1,016,620
		$1,926,358

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 2.4%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$999,270
520	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	522,278
		$1,521,548
Insured-Education — 15.4%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,217,415
900	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	948,429
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,057,540
1,575	Rhode Island Health and Educational Building Corp., (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,614,517
710	Rhode Island Health and Educational Building Corp., (New England Institution of Technology), (AMBAC), 4.50%, 3/1/26	712,513
1,000	Rhode Island Health and Educational Building Corp., (Providence College), (XLCA), 5.00%, 11/1/24	1,042,950
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,669,280
500	Rhode Island Health and Educational Building Corp., (Roger Williams College), (AMBAC), 5.00%, 11/15/24	517,870
		$9,780,514
Insured-Electric Utilities — 4.2%
$1,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	$1,052,712
975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	631,907
900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	1,019,487
		$2,704,106
Insured-Escrowed / Prerefunded — 9.7%
$1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25(2)	$1,062,760
1,000	Providence, Prerefunded to 1/15/11, (FGIC), 5.00%, 1/15/26	1,055,520
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	273,162
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	524,235
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,102,060

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$500	Rhode Island Health and Educational Building Corp., (Rhode Island College), Prerefunded to 9/15/10, (AMBAC), 5.625%, 9/15/30	$536,465
500	Rhode Island Health and Educational Building Corp., (University of Rhode Island), Prerefunded to 9/15/09, (MBIA), 5.50%, 9/15/19	526,550
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), Prerefunded to 9/15/10, (AMBAC), 5.70%, 9/15/30	1,075,350
		$6,156,102
Insured-General Obligations — 4.4%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$638,658
500	Puerto Rico, (FSA), Variable Rate, 5.84%, 7/1/27(3)(4)	591,155
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	624,060
575	Warwick, (AMBAC), 5.00%, 7/15/21	605,509
350	Woonsocket, (AMBAC), 5.00%, 3/1/35	367,843
		$2,827,225
Insured-Hospital — 6.8%
$1,900	Rhode Island Health and Educational Building Corp., (Lifespan), (MBIA), 5.25%, 5/15/26	$1,940,584
2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	2,359,935
		$4,300,519
Insured-Housing — 2.3%
$400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$407,388
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,029,990
		$1,437,378
Insured-Lease Revenue / Certificates of Participation — 4.1%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$715,945
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,050,780
800	Rhode Island Health and Educational Building Corp., (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	837,936
		$2,604,661

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans — 0.8%
$500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	$517,095
		$517,095
Insured-Solid Waste — 1.2%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$773,032
		$773,032
Insured-Special Tax Revenue — 11.5%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,466,313
2,010	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(1)	2,019,708
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	104,754
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	536,783
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	423,085
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	719,400
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,057,770
		$7,327,813
Insured-Transportation — 10.4%
$1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	$1,746,630
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,046,570
1,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/33	1,743,630
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport),(FSA), (AMT), 5.00%, 7/1/20	1,041,260
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	1,052,520
		$6,630,610
Insured-Water and Sewer — 7.8%
$3,350	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	$3,537,868
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	1,056,080
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	379,355
		$4,973,303

See notes to financial statements

Eaton Vance Rhode Island Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Nursing Home — 4.5%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$535,080
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	1,293,819
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	1,011,830
		$2,840,729
Other Revenue — 3.0%
$250	Central Falls Detention Facility Revenue, 7.25%, 7/15/35	$281,423
1,545	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	1,653,114
		$1,934,537
Special Tax Revenue — 0.9%
$500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	$542,740
		$542,740
Total Tax-Exempt Investments — 103.2% (identified cost $62,503,439)		$65,678,096
Other Assets, Less Liabilities — (3.2)%		$(2,053,189)
Net Assets — 100.0%		$63,624,907

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 76.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 27.5% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $1,027,619 or 1.6% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.2%
Principal Amount (000's omitted)	Security	Value
Education — 2.5%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$782,362
		$782,362
Electric Utilities — 1.6%
$500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	$516,780
		$516,780
Escrowed / Prerefunded — 15.9%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,685,475
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,096,500
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,251,558
		$5,033,533
Housing — 2.5%
$800	West Virginia Housing Development Fund, (AMT), 4.625%, 11/1/32	$787,000
		$787,000
Industrial Development Revenue — 0.7%
$235	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	$236,029
		$236,029
Insured-Education — 10.5%
$750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$789,765
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	467,745
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	523,280
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34(1)	1,043,480
500	West Virginia University, (FGIC), 4.75%, 10/1/35	510,920
		$3,335,190
Insured-Electric Utilities — 11.5%
$250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	$258,480
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,036,600

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(2)	$1,851,336
450	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(2)	509,743
		$3,656,159
Insured-Escrowed / Prerefunded — 3.3%
$500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), Prerefunded to 4/1/08, 5.25%, 4/1/28	$517,525
500	West Virginia School Building Authority, Prerefunded to 7/1/07, (AMBAC), 5.60%, 7/1/17	512,295
		$1,029,820
Insured-General Obligations — 9.0%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,051,880
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	258,745
190	Puerto Rico, (FSA), 5.125%, 7/1/30	199,143
300	Puerto Rico, (FSA), Variable Rate, 5.84%, 7/1/27(3)(4)	354,693
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	1,002,558
		$2,867,019
Insured-Hospital — 8.3%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$529,820
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,204,452
900	West Virginia Hospital Finance Authority, (United Hospital Center, Inc.), (AMBAC), 4.50%, 6/1/34	896,454
		$2,630,726
Insured-Lease Revenue / Certificates of Participation — 3.3%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$526,510
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	523,360
		$1,049,870
Insured-Special Tax Revenue — 4.5%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,423,888
		$1,423,888

See notes to financial statements

Eaton Vance West Virginia Municipals Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 3.6%
$750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(2)	$873,315
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	280,165
		$1,153,480
Insured-Water and Sewer — 25.7%
$500	Crab Orchard-MacArthur, Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	$510,700
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	520,430
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	790,988
1,000	West Virginia Water Development Authority, (Loan Program II), (FGIC), 5.00%, 11/1/36	1,049,410
1,000	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (FSA), 4.75%, 10/1/45	1,015,680
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	529,570
375	West Virginia Water Development, (Loan Program II), (FGIC), 4.50%, 11/1/31	371,955
500	West Virginia Water Development, (Loan Program II), (FGIC), 5.00%, 11/1/33	526,540
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	527,800
500	West Virginia Water Development, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	510,410
750	West Virginia Water Development, (Loan Program IV), (FSA), 5.00%, 11/1/44	783,773
1,000	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	1,025,740
		$8,162,996
Lease Revenue / Certificates of Participation — 1.3%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$413,096
		$413,096
Senior Living / Life Care — 1.0%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$306,984
		$306,984
Total Tax-Exempt Investments — 105.2% (identified cost $31,699,037)		$33,384,932
Other Assets, Less Liabilities — (5.2)%		$(1,650,883)
Net Assets — 100.0%		$31,734,049

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 75.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 24.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $354,693 or 1.1% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of March 31, 2007

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Assets
Investments —
Identified cost	$265,135,937	$258,676,157	$319,056,182	$18,700,122
Unrealized appreciation	21,830,546	23,329,745	18,939,908	1,047,013
Investments, at value	$286,966,483	$282,005,902	$337,996,090	$19,747,135
Cash	$7,488,004	$1,125,215	$3,839,544	$283,133
Receivable for investments sold	—	310,000	2,917,809	5,000
Receivable for Fund shares sold	448,425	207,271	1,100,245	6,824
Interest receivable	3,410,307	5,258,776	3,638,334	218,874
Receivable for daily variation margin on open financial futures contracts	134,063	144,063	161,250	5,313
Receivable for open interest rate swap contracts	8,115	8,439	8,764	8,227
Receivable for closed interest rate swap contracts	—	—	—	2,815
Total assets	$298,455,397	$289,059,666	$349,662,036	$20,277,321
Liabilities
Payable for floating rate notes issued	$20,125,000	$32,745,000	$29,306,500	$1,130,000
Interest expense and fees payable	181,320	792,415	240,237	12,300
Payable for Fund shares redeemed	263,499	549,053	577,510	1,343
Dividends payable	381,005	408,087	445,692	32,525
Payable for when-issued securities	5,828,942	—	17,291,076	—
Payable to affiliate for investment advisory fees	102,713	91,933	106,296	2,448
Payable to affiliate for distribution and service fees	164,101	147,772	167,375	11,871
Accrued expenses	70,964	83,040	78,778	23,844
Total liabilities	$27,117,544	$34,817,300	$48,213,464	$1,214,331
Net Assets	$271,337,853	$254,242,366	$301,448,572	$19,062,990
Sources of Net Assets
Paid-in capital	$247,658,779	$235,135,147	$284,227,586	$18,132,753
Accumulated net realized gain (loss) (computed on the basis of identified cost)	1,222,801	(6,203,035)	(2,279,797)	(122,642)
Accumulated undistributed (distributions in excess of) net investment income	(98,121)	1,202,949	(292,646)	(29,000)
Net unrealized appreciation (computed on the basis of identified cost)	22,554,394	24,107,305	19,793,429	1,081,879
Total	$271,337,853	$254,242,366	$301,448,572	$19,062,990
Class A Shares
Net Assets	$259,113,906	$222,053,242	$229,577,330	$15,252,098
Shares Outstanding	23,759,450	20,485,511	23,308,404	1,574,479
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.91	$10.84	$9.85	$9.69
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.45	$11.38	$10.34	$10.17
Class B Shares
Net Assets	$4,126,866	$30,466,010	$45,122,677	$3,810,892
Shares Outstanding	409,357	2,742,736	4,581,489	384,670
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.08	$11.11	$9.85	$9.91
Class C Shares
Net Assets	$8,097,081	$1,723,114	$11,716,310	$—
Shares Outstanding	803,224	155,114	1,189,634	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.08	$11.11	$9.85	$—
Class I Shares
Net Assets	$—	$—	$15,032,255	$—
Shares Outstanding	—	—	1,526,374	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$—	$9.85	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of March 31, 2007

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Assets
Investments —
Identified cost	$467,079,882	$295,985,615	$62,503,439	$31,699,037
Unrealized appreciation	31,384,879	14,086,426	3,174,657	1,685,895
Investments, at value	$498,464,761	$310,072,041	$65,678,096	$33,384,932
Cash	$414,758	$1,256,948	$2,219,752	$—
Receivable for investments sold	265,665	—	55,000	—
Receivable for Fund shares sold	2,488,257	979,626	2,081,677	84,561
Interest receivable	6,841,376	4,026,127	821,313	469,628
Receivable for daily variation margin on open financial futures contracts	251,250	37,500	28,438	17,188
Receivable for open interest rate swap contracts	166,892	—	1,883	974
Receivable for closed interest rate swap contracts	56,296	—	—	—
Total assets	$508,949,255	$316,372,242	$70,886,159	$33,957,283
Liabilities
Payable for floating rate notes issued	$52,363,000	$13,825,000	$5,135,000	$2,000,000
Interest expense and fees payable	312,378	209,209	38,367	19,338
Payable for investments purchased	—	7,753,539	1,850,349	—
Payable for Fund shares redeemed	1,144,498	241,716	66,605	68,319
Dividends payable	591,813	391,303	83,276	39,832
Payable for open interest rate swap contracts	—	1,004	—	—
Payable for when-issued securities	3,834,167	1,670,000	—	—
Due to custodian	—	—	—	44,906
Payable to affiliate for investment advisory fees	165,004	104,286	15,461	5,386
Payable to affiliate for distribution and service fees	232,567	162,252	40,660	19,454
Accrued expenses	98,258	65,289	31,534	25,999
Total liabilities	$58,741,685	$24,423,598	$7,261,252	$2,223,234
Net Assets	$450,207,570	$291,948,644	$63,624,907	$31,734,049
Sources of Net Assets
Paid-in capital	$416,299,389	$284,751,581	$61,055,772	$30,648,140
Accumulated net realized gain (loss) (computed on the basis of identified cost)	1,477,084	(6,777,258)	(661,234)	(662,570)
Accumulated distributions in excess of net investment income	(380,564)	(299,118)	(95,149)	(28,432)
Net unrealized appreciation (computed on the basis of identified cost)	32,811,661	14,273,439	3,325,518	1,776,911
Total	$450,207,570	$291,948,644	$63,624,907	$31,734,049
Class A Shares
Net Assets	$415,089,917	$238,921,412	$45,552,984	$25,311,148
Shares Outstanding	38,784,545	25,281,325	4,632,571	2,557,852
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.70	$9.45	$9.83	$9.90
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.23	$9.92	$10.32	$10.39
Class B Shares
Net Assets	$11,156,744	$31,656,951	$16,051,548	$6,422,901
Shares Outstanding	1,040,754	3,351,533	1,595,732	636,887
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.72	$9.45	$10.06	$10.08
Class C Shares
Net Assets	$23,960,909	$21,370,281	$2,020,375	$—
Shares Outstanding	2,238,215	2,262,978	200,778	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.71	$9.44	$10.06	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2007

	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
Investment Income
Interest	$6,864,249	$7,434,406	$7,515,630	$503,991
Total investment income	$6,864,249	$7,434,406	$7,515,630	$503,991
Expenses
Investment adviser fee	$574,932	$546,251	$579,665	$14,392
Trustees' fees and expenses	6,742	7,757	7,757	85
Distribution and service fees —
Class A	303,967	223,956	208,448	15,008
Class B	20,388	158,450	222,359	19,266
Class C	33,224	5,539	32,212	—
Legal and accounting services	31,882	30,393	28,624	16,384
Printing and postage	7,255	7,776	9,509	818
Custodian fee	88,741	81,178	79,625	13,988
Interest expense and fees	457,684	660,946	608,374	21,826
Transfer and dividend disbursing agent fees	41,632	50,495	50,487	4,818
Registration fees	728	4,550	8,252	182
Miscellaneous	14,935	22,839	18,486	8,052
Total expenses	$1,582,110	$1,800,130	$1,853,798	$114,819
Deduct —
Reduction of custodian fee	$33,400	$4,785	$17,133	$1,670
Total expense reductions	$33,400	$4,785	$17,133	$1,670
Net expenses	$1,548,710	$1,795,345	$1,836,665	$113,149
Net investment income	$5,315,539	$5,639,061	$5,678,965	$390,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,276,024	$437,050	$2,615,786	$50,786
Financial futures contracts	(1,261,655)	(1,348,937)	(1,958,798)	(60,563)
Interest rate swap contracts	—	—	—	(28,000)
Net realized gain (loss)	$14,369	$(911,887)	$656,988	$(37,777)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(1,762,794)	$(471,207)	$(3,141,680)	$(71,817)
Financial futures contracts	1,718,373	1,839,945	2,421,752	77,424
Interest rate swap contracts	8,115	8,439	8,764	18,674
Net change in unrealized appreciation (depreciation)	$(36,306)	$1,377,177	$(711,164)	$24,281
Net realized and unrealized gain (loss)	$(21,937)	$465,290	$(54,176)	$(13,496)
Net increase in net assets from operations	$5,293,602	$6,104,755	$5,624,789	$377,346

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2007

	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
Investment Income
Interest	$11,406,125	$6,640,361	$1,541,321	$761,975
Total investment income	$11,406,125	$6,640,361	$1,541,321	$761,975
Expenses
Investment adviser fee	$933,986	$529,897	$87,580	$30,602
Trustees' fees and expenses	9,787	6,742	3,359	845
Distribution and service fees —
Class A	403,201	207,580	40,627	23,911
Class B	49,611	153,695	83,126	32,251
Class C	87,213	69,450	4,722	—
Legal and accounting services	34,071	21,417	19,702	16,321
Printing and postage	13,792	9,795	2,056	1,452
Custodian fee	106,051	76,992	24,788	17,561
Interest expense and fees	483,846	414,904	110,437	38,304
Transfer and dividend disbursing agent fees	85,542	56,466	12,240	7,815
Registration fees	2,351	—	499	182
Miscellaneous	31,103	11,905	8,259	6,808
Total expenses	$2,240,554	$1,558,843	$397,395	$176,052
Deduct —
Reduction of custodian fee	$28,013	$38,220	$16,070	$6,598
Total expense reductions	$28,013	$38,220	$16,070	$6,598
Net expenses	$2,212,541	$1,520,623	$381,325	$169,454
Net investment income	$9,193,584	$5,119,738	$1,159,996	$592,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,824,677	$1,758,898	$129,780	$247,722
Financial futures contracts	(2,586,416)	263,122	(326,831)	(191,554)
Interest rate swap contracts	(560,000)	—	—	—
Net realized gain (loss)	$(1,321,739)	$2,022,020	$(197,051)	$56,168
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(2,326,198)	$(2,494,899)	$(376,037)	$(228,445)
Financial futures contracts	3,426,696	321,929	423,238	250,027
Interest rate swap contracts	375,823	(1,004)	1,883	974
Net change in unrealized appreciation (depreciation)	$1,476,321	$(2,173,974)	$49,084	$22,556
Net realized and unrealized gain (loss)	$154,582	$(151,954)	$(147,967)	$78,724
Net increase in net assets from operations	$9,348,166	$4,967,784	$1,012,029	$671,245

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2007

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$5,315,539	$5,639,061	$5,678,965	$390,842
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swaps contracts	14,369	(911,887)	656,988	(37,777)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(36,306)	1,377,177	(711,164)	24,281
Net increase in net assets from operations	$5,293,602	$6,104,351	$5,624,789	$377,346
Distributions to shareholders —
From net investment income
Class A	$(5,176,349)	$(4,940,455)	$(4,464,185)	$(315,305)
Class B	(71,939)	(611,786)	(833,926)	(70,060)
Class C	(116,308)	(21,050)	(116,751)	—
Class I	—	—	(325,526)	—
From net realized gain
Class A	(3,830,123)	—	—	—
Class B	(70,687)	—	—	—
Class C	(112,357)	—	—	—
Total distributions to shareholders	$(9,377,763)	$(5,573,291)	$(5,740,388)	$(385,365)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$37,497,695	$12,461,042	$54,323,288	$677,868
Class B	362,980	520,591	1,175,476	99,037
Class C	3,599,329	1,144,089	8,859,366	—
Class I	—	—	2,816,156	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,542,986	2,861,602	2,450,999	148,155
Class B	80,013	276,644	453,710	33,992
Class C	160,401	11,607	96,378	—
Class I	—	—	89,292	—
Cost of shares redeemed
Class A	(13,652,795)	(18,355,367)	(26,659,772)	(785,017)
Class B	(335,282)	(3,754,575)	(3,584,495)	(334,043)
Class C	(474,398)	(75,075)	(4,714)	—
Class I	—	—	(1,075,079)	—
Net asset value of shares exchanged Class A	—	2,625,832	1,911,236	64,821
Class B	—	(2,625,832)	(1,911,236)	(64,821)
Net increase (decrease) in net assets from Fund share transactions	$32,780,929	$(4,909,442)	$38,940,605	$(160,008)
Net increase (decrease) in net assets	$28,696,768	$(4,378,382)	$38,825,006	$(168,027)
Net Assets
At beginning of year	$242,641,085	$258,620,748	$262,623,566	$19,231,017
At end of year	$271,337,853	$254,242,366	$301,448,572	$19,062,990
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(98,121)	$1,202,949	$(292,646)	$(29,000)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2007

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$9,193,584	$5,119,738	$1,159,996	$592,521
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swaps contracts	(1,321,739)	2,022,020	(197,051)	56,168
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	1,476,321	(2,173,974)	49,084	22,556
Net increase in net assets from operations	$9,348,166	$4,967,784	$1,012,029	$671,245
Distributions to shareholders —
From net investment income
Class A	$(8,638,352)	$(4,447,604)	$(854,268)	$(484,697)
Class B	(184,212)	(575,736)	(303,531)	(112,744)
Class C	(321,138)	(254,512)	(16,719)	—
From net realized gain
Class A	(1,984,237)	—	—	—
Class B	(52,351)	—	—	—
Class C	(90,494)	—	—	—
Total distributions to shareholders	$(11,270,784)	$(5,277,852)	$(1,174,518)	$(597,441)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$36,178,835	$61,688,585	$6,038,986	$2,545,752
Class B	2,286,690	2,107,425	506,639	100,424
Class C	12,137,164	13,416,405	1,618,715	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,803,622	2,646,207	481,341	291,128
Class B	147,939	316,338	185,363	69,183
Class C	263,586	158,620	6,289	—
Cost of shares redeemed
Class A	(19,978,301)	(9,485,434)	(1,834,722)	(650,025)
Class B	(367,002)	(1,674,682)	(1,473,827)	(509,774)
Class C	(2,197,749)	(439,774)	(24,657)	—
Net asset value of shares exchanged Class A	346,764	1,603,935	1,691,314	259,833
Class B	(346,764)	(1,603,935)	(1,691,314)	(259,833)
Net increase in net assets from Fund share transactions	$35,274,784	$68,733,690	$5,504,127	$1,846,688
Net increase in net assets	$33,352,166	$68,423,622	$5,341,638	$1,920,492
Net Assets
At beginning of year	$416,855,404	$223,525,022	$58,283,269	$29,813,557
At end of year	$450,207,570	$291,948,644	$63,624,907	$31,734,049
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(380,564)	$(299,118)	$(95,149)	$(28,432)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	California Fund	Florida Fund	Massachusetts Fund	Mississippi Fund
From operations —
Net investment income	$10,182,311	$11,103,022	$10,315,447	$781,245
Net realized gain from investment transactions, financial futures contracts and interest rate swaps contracts	9,128,146	5,765,096	3,171,135	268,636
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(5,240,660)	(1,585,810)	1,497,408	(119,212)
Net increase in net assets from operations	$14,069,797	$15,282,308	$14,983,990	$930,669
Distributions to shareholders —
From net investment income
Class A	$(9,972,724)	$(9,441,249)	$(7,721,439)	$(603,656)
Class B	(139,318)	(1,502,836)	(1,948,881)	(168,393)
Class C	(103,771)	(5,141)	(14,478)	—
Class I	—	—	(606,426)	—
Total distributions to shareholders	$(10,215,813)	$(10,949,226)	$(10,291,224)	$(772,049)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,034,321	$49,480,953	$57,658,956	$3,408,757
Class B	1,316,847	2,264,945	2,492,023	84,085
Class C	3,582,123	668,884	2,868,575	—
Class I	—	—	2,067,997	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,475,667	5,159,159	3,939,179	266,225
Class B	69,404	687,930	1,062,806	83,618
Class C	78,530	1,510	8,412	—
Class I	—	—	165,578	—
Cost of shares redeemed
Class A	(31,262,512)	(36,823,235)	(27,591,007)	(1,943,071)
Class B	(894,048)	(5,492,148)	(6,467,954)	(1,019,558)
Class C	(520,843)	(35,224)	(102,038)	—
Class I	—	—	(962,093)	—
Net asset value of shares exchanged
Class A	120,123	4,169,418	3,703,637	394,330
Class B	(120,123)	(4,169,418)	(3,703,637)	(394,330)
Net increase in net assets from Fund share transactions	$9,879,489	$15,912,774	$35,140,434	$880,056
Net increase in net assets	$13,733,473	$20,245,856	$39,833,200	$1,038,676
Net Assets
At beginning of year	$228,907,612	$238,374,892	$222,790,366	$18,192,341
At end of year	$242,641,085	$258,620,748	$262,623,566	$19,231,017
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(49,064)	$1,137,179	$(231,223)	$(34,477)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	New York Fund	Ohio Fund	Rhode Island Fund	West Virginia Fund
From operations —
Net investment income	$16,996,252	$8,384,944	$2,134,162	$1,194,306
Net realized gain from investment transactions, financial futures contracts and interest rate swaps contracts	6,445,728	821,216	1,005,639	452,871
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(102,096)	2,381,174	(436,979)	(119,598)
Net increase in net assets from operations	$23,339,884	$11,587,334	$2,702,822	$1,527,579
Distributions to shareholders —
From net investment income
Class A	$(16,267,428)	$(7,143,933)	$(1,408,995)	$(905,143)
Class B	(292,649)	(1,268,140)	(748,975)	(257,946)
Class C	(327,193)	(77,302)	(2,882)	—
From net realized gain
Class A	(4,001,915)	—	—	—
Class B	(80,541)	—	—	—
Class C	(70,625)	—	—	—
Total distributions to shareholders	$(21,040,351)	$(8,489,375)	$(2,160,852)	$(1,163,089)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$67,952,820	$49,124,730	$10,055,904	$2,552,239
Class B	4,152,878	3,508,789	866,449	143,069
Class C	10,165,692	8,494,045	422,979	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,458,930	4,082,432	692,472	535,565
Class B	229,042	653,183	458,469	152,214
Class C	245,516	50,258	1,800	—
Cost of shares redeemed
Class A	(47,717,026)	(15,301,626)	(3,654,953)	(2,451,138)
Class B	(1,078,139)	(4,416,758)	(3,640,347)	(1,018,300)
Class C	(1,396,835)	(379,377)	—	—
Net asset value of shares exchanged
Class A	88,818	1,913,051	2,091,173	641,204
Class B	(88,818)	(1,913,051)	(2,091,173)	(641,204)
Net increase (decrease) in net assets from Fund share transactions	$46,012,878	$45,815,676	$5,202,773	$(86,351)
Net increase in net assets	$48,312,411	$48,913,635	$5,744,743	$278,139
Net Assets
At beginning of year	$368,542,993	$174,611,387	$52,538,526	$29,535,418
At end of year	$416,855,404	$223,525,022	$58,283,269	$29,813,557
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(430,446)	$(141,004)	$(80,627)	$(23,512)

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Cash Flows

For the Six Months Ended March 31, 2007

	Florida Fund	Massachusetts Fund	New York Fund
Cash flows from operating activities —
Net increase in net assets from operations	$6,104,755	$5,624,789	$9,348,166
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(13,196,037)	(149,585,071)	(117,598,485)
Investments sold	22,234,397	101,357,405	87,247,083
Sale of short-term investments, net	—	(1,600,000)	—
Net amortization of premium/(discount)	(729,079)	(897,482)	(516,831)
Interest receivable	(365,438)	(247,878)	(353,525)
Receivable for daily variation margin on open financial futures contracts	(144,063)	(161,250)	(251,250)
Receivable for open interest rate swap contracts	(8,439)	(8,764)	(166,892)
Payable for open interest rate swap contracts	—	—	(208,931)
Receivable for closed interest rate swap contracts	—	—	(56,296)
Payable for when-issued securities	(1,504,440)	17,291,076	(2,665,833)
Payable to affiliate for investment advisory fees	1,987	16,919	18,736
Payable to affiliate for distribution and service fees	(4,714)	14,655	19,623
Interest expense and fees payable	309,488	(45,728)	(277,986)
Accrued expenses	(34,461)	(33,682)	(49,119)
Net change in realized and unrealized (gain)/loss on investments	34,157	525,894	501,521
Net cash provided/(used) in operating activities	12,698,113	(27,749,117)	(25,010,019)
Cash flows from financing activities —
Proceeds from shares sold	$14,328,025	$66,894,195	$50,995,794
Shares redeemed	(22,032,777)	(31,040,803)	(21,918,586)
Cash distributions paid net of reinvestments	(2,416,005)	(2,655,222)	(4,017,054)
Demand note payable	(300,000)	—	—
Proceeds from secured borrowings	—	6,700,000	2,400,000
Repayment of secured borrowings	(1,250,000)	(8,650,000)	(3,025,000)
Net cash flow provided/(used) by financing activities	$(11,670,757)	$31,248,170	$24,435,154
Net increase (decrease) in cash	$1,027,356	$3,499,053	$(574,865)
Cash at beginning of period	$97,859	$340,491	$989,623
Cash at end of period	$1,125,215	$3,839,544	$414,758
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of :	$3,149,853	$3,090,379	$7,215,147

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$11.080		$10.900	$10.860		$10.920		$11.250		$10.880
Income (loss) from operations
Net investment income	$0.232		$0.486	$0.515		$0.548		$0.542		$0.548
Net realized and unrealized gain (loss)	0.009	(8)	0.181	0.037		(0.078)		(0.342)		0.352
Total income from operations	$0.241		$0.667	$0.552		$0.470		$0.200		$0.900
Less distributions
From net investment income	$(0.235)		$(0.487)	$(0.512)		$(0.530)		$(0.530)		$(0.530)
From net realized gain	(0.176)		—	—		—		—		—
Total distributions	$(0.411)		$(0.487)	$(0.512)		$(0.530)		$(0.530)		$(0.530)
Net asset value — End of period	$10.910		$11.080	$10.900		$10.860		$10.920		$11.250
Total Return(3)	2.20%		6.28%	5.18%		4.42%		1.89%		8.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$259,114		$233,618	$223,528		$227,878		$34,753		$24,863
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.86	%(5)	0.86%	0.88	%(6)	0.90	%(6)	0.88	%(6)	0.91	%(6)
Interest and fee expense(4)	0.36	%(5)	0.37%	0.23	%(6)	0.15	%(6)	0.12	%(6)	0.14	%(6)
Total expenses	1.22	%(5)	1.23%	1.11	%(6)	1.05	%(6)	1.00	%(6)	1.05	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.83	%(5)	0.85%	0.87	%(6)	0.90	%(6)	0.87	%(6)	0.91	%(6)
Net investment income	4.22	%(5)	4.45%	4.71%		5.09%		4.97%		5.09%
Portfolio Turnover of the Portfolio(7)	—		—	—		18%		21%		3%
Portfolio Turnover of the Fund	10%		30%	23%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% to 5.09%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.260		$10.090	$10.060		$10.110		$10.400		$10.050
Income (loss) from operations
Net investment income	$0.177		$0.374	$0.399		$0.483		$0.481		$0.474
Net realized and unrealized gain (loss)	(0.002)		0.171	0.030		(0.083)		(0.317)		0.327
Total income from operations	$0.175		$0.545	$0.429		$0.400		$0.164		$0.801
Less distributions
From net investment income	$(0.179)		$(0.375)	$(0.399)		$(0.455)		$(0.459)		$(0.455)
From net realized gain	(0.176)		—	—		—		—		—
Total distributions	$(0.355)		$(0.375)	$(0.399)		$(0.455)		$(0.459)		$(0.455)
Contingent deferred sales charges	$—		$—	$—		$0.005		$0.005		$0.004
Net asset value — End of period	$10.080		$10.260	$10.090		$10.060		$10.110		$10.400
Total Return(3)	1.72%		5.52%	4.50	%(4)	4.14%		1.73%		8.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,127		$4,090	$3,655		$1,983		$212,145		$233,973
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(6)	1.61%	1.63	%(7)	1.10	%(7)	1.09	%(7)	1.24	%(7)
Interest and fee expense(5)	0.36	%(6)	0.37%	0.23	%(7)	0.15	%(7)	0.12	%(7)	0.14	%(7)
Total expenses	1.97	%(6)	1.98%	1.86	%(7)	1.25	%(7)	1.21	%(7)	1.38	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(6)	1.60%	1.62	%(7)	1.10	%(7)	1.08	%(7)	1.24	%(7)
Net investment income	3.48	%(6)	3.70%	3.94%		4.75%		4.79%		4.77%
Portfolio Turnover of the Portfolio(8)	—		—	—		18%		21%		3%
Portfolio Turnover of the Fund	10%		30%	23%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% to 4.77%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Fund — Class C
	Six Months Ended March 31, 2007		Year Ended September 30,			Period Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)(2)
Net asset value — Beginning of period	$10.250		$10.090	$10.060		$10.000
Income (loss) from operations
Net investment income	$0.176		$0.366	$0.384		$0.033
Net realized and unrealized gain	0.009	(9)	0.169	0.045		0.062
Total income from operations	$0.185		$0.535	$0.429		$0.095
Less distributions
From net investment income	$(0.179)		$(0.375)	$(0.399)		$(0.035)
From net realized gain	(0.176)		—	—		—
Total distributions	$(0.355)		$(0.375)	$(0.399)		$(0.035)
Net asset value — End of period	$10.080		$10.250	$10.090		$10.060
Total Return(3)	1.82%		5.42%	4.42	%(4)	0.86%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,097		$4,933	$1,725		$96
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(6)	1.61%	1.63	%(7)	1.65	%(6)(7)
Interest and fee expense(5)	0.36	%(6)	0.37%	0.23	%(7)	0.15	%(6)(7)
Total expenses	1.97	%(6)	1.98%	1.86	%(7)	1.80	%(6)(7)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(6)	1.60%	1.62	%(7)	1.65	%(6)(7)
Net investment income	3.48	%(6)	3.62%	3.78%		4.24	%(6)
Portfolio Turnover of the Portfolio(8)	—		—	—		18%
Portfolio Turnover of the Fund	10%		30%	23%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 31, 2004 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.820		$10.640	$10.580		$10.680		$10.940		$10.630
Income (loss) from operations
Net investment income	$0.242		$0.490	$0.506		$0.536		$0.548		$0.572
Net realized and unrealized gain (loss)	0.017		0.174	0.065		(0.098)		(0.259)		0.287
Total income from operations	$0.259		$0.664	$0.571		$0.438		$0.289		$0.859
Less distributions
From net investment income	$(0.239)		$(0.484)	$(0.511)		$(0.538)		$(0.549)		$(0.549)
Total distributions	$(0.239)		$(0.484)	$(0.511)		$(0.538)		$(0.549)		$(0.549)
Net asset value — End of period	$10.840		$10.820	$10.640		$10.580		$10.680		$10.940
Total Return(3)	2.41%		6.40%	5.50%		4.18%		2.76%		8.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$222,053		$222,008	$196,300		$193,379		$25,996		$21,866
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(5)	0.79%	0.82	%(6)	0.82	%(6)	0.79	%(6)	0.86	%(6)
Interest and fee expense(4)	0.51	%(5)	0.44%	0.26	%(6)	0.13	%(6)	0.20	%(6)	0.11	%(6)
Total expenses	1.29	%(5)	1.23%	1.08	%(6)	0.95	%(6)	0.99	%(6)	0.97	%(6)
Expenses after custodian fee reduction
excluding interest and fees	0.78	%(5)	0.78%	0.81	%(6)	0.82	%(6)	0.78	%(6)	0.82	%(6)
Net investment income	4.46	%(5)	4.59%	4.75%		5.09%		5.12%		5.40%
Portfolio Turnover of the Portfolio(7)	—		—	—		9%		23%		19%
Portfolio Turnover of the Fund	5%		42%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% to 5.40%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$11.090		$10.910	$10.840		$10.950		$11.220		$10.900
Income (loss) from operations
Net investment income	$0.206		$0.421	$0.437		$0.469		$0.482		$0.507
Net realized and unrealized gain (loss)	0.017		0.172	0.075		(0.110)		(0.272)		0.293
Total income from operations	$0.223		$0.593	$0.512		$0.359		$0.210		$0.800
Less distributions
From net investment income	$(0.203)		$(0.413)	$(0.442)		$(0.469)		$(0.480)		$(0.480)
Total distributions	$(0.203)		$(0.413)	$(0.442)		$(0.469)		$(0.480)		$(0.480)
Net asset value — End of period	$11.110		$11.090	$10.910		$10.840		$10.950		$11.220
Total Return(3)	2.02%		5.55%	4.98	%(4)	3.34%		1.93%		7.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$30,466		$35,969	$42,074		$51,162		$236,914		$254,603
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(6)	1.54%	1.57	%(7)	1.57	%(7)	1.54	%(7)	1.61	%(7)
Interest and fee expense(5)	0.51	%(6)	0.44%	0.26	%(7)	0.13	%(7)	0.20	%(7)	0.11	%(7)
Total expenses	2.04	%(6)	1.98%	1.83	%(7)	1.70	%(7)	1.74	%(7)	1.72	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(6)	1.53%	1.56	%(7)	1.57	%(7)	1.53	%(7)	1.57	%(7)
Net investment income	3.72	%(6)	3.85%	4.01%		4.26%		4.39%		4.67%
Portfolio Turnover of the Portfolio(8)	—		—	—		9%		23%		19%
Portfolio Turnover of the Fund	5%		42%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% to 4.67%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Fund — Class C
	Six Months Ended March 31, 2007 (Unaudited)(1)		Period Ended September 30, 2006(1)(2)
Net asset value — Beginning of period	$11.080		$10.970
Income (loss) from operations
Net investment income	$0.207		$0.215
Net realized and unrealized gain	0.026		0.118
Total income from operations	$0.233		$0.333
Less distributions
From net investment income	$(0.203)		$(0.223)
Total distributions	$(0.203)		$(0.223)
Net asset value — End of period	$11.110		$11.080
Total Return(3)	2.12%		3.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,723		$643
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(5)	1.54	%(5)
Interest and fee expense(4)	0.51	%(5)	0.44	%(5)
Total expense	2.03	%(5)	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(5)	1.53	%(5)
Net investment income	3.72	%(5)	3.53	%(5)
Portfolio Turnover of the Fund	5%		42	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 13, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.850		$9.670	$9.660		$9.680		$9.850		$9.550
Income (loss) from operations
Net investment income	$0.209		$0.432	$0.449		$0.484		$0.492		$0.496
Net realized and unrealized gain (loss)	0.003	(8)	0.180	0.017		(0.020)		(0.180)		0.285
Total income from operations	$0.212		$0.612	$0.466		$0.464		$0.312		$0.781
Less distributions
From net investment income	$(0.212)		$(0.432)	$(0.456)		$(0.484)		$(0.482)		$(0.481)
Total distributions	$(0.212)		$(0.432)	$(0.456)		$(0.484)		$(0.482)		$(0.481)
Net asset value — End of period	$9.850		$9.850	$9.670		$9.660		$9.680		$9.850
Total Return(3)	2.16%		6.51%	4.90%		4.92%		3.29%		8.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$229,577		$197,580	$156,382		$143,086		$41,413		$38,857
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(5)	0.79%	0.79	%(6)†	0.81	%(6)	0.81	%(6)	0.82	%(6)
Interest and fee expense(4)	0.44	%(5)	0.42%	0.28	%(6)†	0.11	%(6)	0.10	%(6)	0.10	%(6)
Total expenses	1.20	%(5)	1.21%	1.07	%(6)†	0.92	%(6)	0.91	%(6)	0.92	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(5)	0.77%	0.78	%(6)†	0.81	%(6)	0.80	%(6)	0.80	%(6)
Net investment income	4.24	%(5)	4.48%	4.62	%†	5.05%		5.09%		5.21%
Portfolio Turnover of the Portfolio(7)	—		—	—		27%		16%		10%
Portfolio Turnover of the Fund	33%		28%	15%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% to 5.21%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of period	$9.850		$9.670	(2)	$9.650		$9.680		$9.860		$9.560
Income (loss) from operations
Net investment income	$0.173		$0.362		$0.378		$0.414		$0.421		$0.427
Net realized and unrealized gain (loss)	0.003	(10)	0.179		0.026		(0.031)		(0.188)		0.283
Total income from operations	$0.176		$0.541		$0.404		$0.383		$0.233		$0.710
Less distributions
From net investment income	$(0.176)		$(0.361	)(2)	$(0.384)		$(0.413)		$(0.413)		$(0.410)
Total distributions	$(0.176)		$(0.361)		$(0.384)		$(0.413)		$(0.413)		$(0.410)
Net asset value — End of period	$9.850		$9.850		$9.670		$9.650		$9.680		$9.860
Total Return(4)	1.79%		5.73%		4.39	%(5)	4.07%		2.43%		7.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$45,123		$48,991		$54,708		$59,036		$160,416		$169,602
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(7)	1.54%		1.54	%(8)†	1.56	%(8)	1.56	%(8)	1.57	%(8)
Interest and fee expense(6)	0.44	%(7)	0.42%		0.28	%(8)†	0.11	%(8)	0.10	%(8)	0.10	%(8)
Total expenses	1.95	%(7)	1.96%		1.82	%(8)†	1.67	%(8)	1.66	%(8)	1.67	%(8)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(7)	1.52%		1.53	%(8)†	1.56	%(8)	1.55	%(8)	1.55	%(8)
Net investment income	3.50	%(7)	3.75%		3.88	%†	4.26%		4.35%		4.49%
Portfolio Turnover of the Portfolio(9)	—		—		—		27%		16%		10%
Portfolio Turnover of the Fund	33%		28%		15%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 1.1146694-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% to 4.49%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Annualized

(8)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(10)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2007 (Unaudited)(1)		Period Ended September 30, 2006(1)(2)
Net asset value — Beginning of period	$9.850		$9.610
Income (loss) from operations
Net investment income	$0.173		$0.136
Net realized and unrealized gain	0.003	(7)	0.254
Total income from operations	$0.176		$0.390
Less distributions
From net investment income	$(0.176)		$(0.150)
Total distributions	$(0.176)		$(0.150)
Net asset value — End of period	$9.850		$9.850
Total Return(3)	1.79%		4.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,716		$2,825
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.54	%(5)
Interest and fee expense(4)	0.44	%(5)	0.42	%(5)
Total expenses	1.95	%(5)	1.96	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.52	%(5)
Net investment income	3.50	%(5)	3.40	%(5)
Portfolio Turnover of the Fund	33%		28	%(6)

(1)  Net investment income per share was computed using average share outstanding.

(2)  For the period from the start of business, May 2, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  For the year ended September 30, 2006.

(7)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of period	$9.850	(2)	$9.670	(2)	$9.650		$9.680		$9.840		$9.550
Income (loss) from operations
Net investment income	$0.219		$0.453		$0.468		$0.504		$0.512		$0.517
Net realized and unrealized gain (loss)	0.003	(10)	0.178		0.027		(0.031)		(0.172)		0.272
Total income from operations	$0.222		$0.631		$0.495		$0.473		$0.340		$0.789
Less distributions
From net investment income	$(0.222)		$(0.451	)(2)	$(0.475)		$(0.503)		$(0.500)		$(0.499)
Total distributions	$(0.222)		$(0.451)		$(0.475)		$(0.503)		$(0.500)		$(0.499)
Net asset value — End of period	$9.850		$9.850		$9.670		$9.650		$9.680		$9.840
Total Return(4)	2.26%		6.72%		5.43	%(5)	5.04%		3.51%		8.55%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,032		$13,227		$11,701		$8,321		$7,608		$8,880
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(7)	0.59%		0.59	%†(8)	0.61	%(8)	0.61	%(8)	0.62	%(8)
Interest and fee expense(6)	0.44	%(7)	0.42%		0.28	%†(8)	0.11	%(8)	0.10	%(8)	0.10	%(8)
Total expenses	1.00	%(7)	1.01%		0.87	%†(8)	0.72	%(8)	0.71	%(8)	0.72	%(8)
Expenses after custodian fee reduction excluding interest and fees	0.55	%(7)	0.57%		0.58	%†(8)	0.61	%(8)	0.60	%(8)	0.60	%(8)
Net investment income	4.43	%(7)	4.69%		4.81	%†	5.23%		5.29%		5.44%
Portfolio Turnover of the Portfolio(9)	—		—		—		27%		16%		10%
Portfolio Turnover of the Fund	33%		28%		15%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 1.0330579-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% to 5.44%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Annualized.

(8)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(10)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.690		$9.610	$9.720		$9.840		$10.000		$9.750
Income (loss) from operations
Net investment income	$0.206		$0.417	$0.428		$0.455		$0.473		$0.471
Net realized and unrealized gain (loss)	(0.003)		0.075	(0.099)		(0.116)		(0.163)		0.249
Total income from operations	$0.203		$0.492	$0.329		$0.339		$0.310		$0.720
Less distributions
From net investment income	$(0.203)		$(0.412)	$(0.439)		$(0.459)		$(0.470)		$(0.470)
Total distributions	$(0.203)		$(0.412)	$(0.439)		$(0.459)		$(0.470)		$(0.470)
Net asset value — End of period	$9.690		$9.690	$9.610		$9.720		$9.840		$10.000
Total Return(3)	2.11%		5.26%	3.44%		3.54%		3.21%		7.64%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,252		$15,154	$12,901		$11,379		$2,727		$1,945
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(5)	0.81%	0.86	%(6)	0.84	%(6)	0.81	%(6)	0.90	%(6)
Interest and fee expense(4)	0.23	%(5)	0.19%	0.12	%(6)	0.06	%(6)	0.03	%(6)	0.02	%(6)
Total expenses	1.05	%(5)	1.00%	0.98	%(6)	0.90	%(6)	0.84	%(6)	0.92	%(6)
Expenses before custodian fee reduction excluding interest and fees	0.80	%(5)	0.78%	0.84	%(6)	0.83	%(6)	0.79	%(6)	0.88	%(6)
Net investment income	4.26%		4.34%	4.41%		4.70%		4.81%		4.85%
Portfolio Turnover of the Portfolio(7)	—		—	—		15%		11%		10%
Portfolio turnover of the Fund	11%		22%	21%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.75% to 4.85%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rates notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Mississippi Fund — Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.910		$9.830	$9.940		$10.060		$10.220		$9.970
Income (loss) from operations
Net investment income	$0.174		$0.354	$0.365		$0.393		$0.409		$0.409
Net realized and unrealized gain (loss)	(0.003)		0.073	(0.100)		(0.119)		(0.163)		0.247
Total income from operations	$0.171		$0.427	$0.265		$0.274		$0.246		$0.656
Less distributions
From net investment income	$(0.171)		$(0.347)	$(0.375)		$(0.394)		$(0.406)		$(0.406)
Total distributions	$(0.171)		$(0.347)	$(0.375)		$(0.394)		$(0.406)		$(0.406)
Net asset value — End of period	$9.910		$9.910	$9.830		$9.940		$10.060		$10.220
Total Return(3)	1.73%		4.44%	2.86	%(4)	2.79%		2.47%		6.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,811		$4,077	$5,291		$6,013		$15,018		$15,202
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(6)	1.56%	1.61	%(7)	1.59	%(7)	1.56	%(7)	1.65	%(7)
Interest and fee expense(5)	0.23	%(6)	0.19%	0.12	%(7)	0.06	%(7)	0.03	%(7)	0.02	%(7)
Total expenses	1.80	%(6)	1.75%	1.73	%(7)	1.65	%(7)	1.59	%(7)	1.67	%(7)
Expenses before custodian fee reduction excluding interest and fees	1.55	%(6)	1.53%	1.59	%(7)	1.58	%(7)	1.54	%(7)	1.63	%(7)
Net investment income	3.51%		3.61%	3.68%		3.93%		4.07%		4.11%
Portfolio Turnover of the Portfolio(8)	—		—	—		15%		11%		10%
Portfolio Turnover of the Fund	11%		22%	21%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% to 4.11%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rates notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.750		$10.700	$10.800		$10.920		$11.070		$10.610
Income (loss) from operations
Net investment income	$0.231		$0.476	$0.502		$0.542		$0.539		$0.543
Net realized and unrealized gain (loss)	0.002		0.170	(0.090)		(0.049)		(0.165)		0.430
Total income from operations	$0.233		$0.646	$0.412		$0.493		$0.374		$0.973
Less distributions
From net investment income	$(0.230)		$(0.473)	$(0.512)		$(0.587)		$(0.518)		$(0.513)
From net realized gain	(0.053)		(0.123)	—		(0.026)		(0.006)		—
Total distributions	$(0.283)		$(0.596)	$(0.512)		$(0.613)		$(0.524)		$(0.513)
Net asset value — End of period	$10.700		$10.750	$10.700		$10.800		$10.920		$11.070
Total Return(3)	2.18%		6.29%	3.88%		4.66%		3.54%		9.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$415,090		$393,479	$357,652		$335,153		$42,481		$29,817
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(7)	0.79%	0.80	%(5)	0.82	%(5)	0.80	%(5)	0.82	%(5)
Interest and fee expense(4)	0.22	%(7)	0.48%	0.35	%(5)	0.19	%(5)	0.09	%(5)	0.10	%(5)
Total expenses	0.98	%(7)	1.27%	1.15	%(5)	1.01	%(5)	0.89	%(5)	0.92	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(7)	0.78%	0.79	%(5)	0.82	%(5)	0.80	%(5)	0.82	%(5)
Net investment income	4.31	%(7)	4.50%	4.65%		5.07%		4.99%		5.11%
Portfolio Turnover of the Portfolio(6)	—		—	—		26%		19%		7%
Portfolio Turnover of the Fund	18%		34%	45%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% to 5.11%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of period	$10.760		$10.700	(2)	$10.800		$10.910		$11.050		$10.590
Income (loss) from operations
Net investment income	$0.191		$0.396		$0.415		$0.533		$0.494		$0.464
Net realized and unrealized gain (loss)	0.012		0.181		(0.083)		(0.084)		(0.169)		0.431
Total income from operations	$0.203		$0.577		$0.332		$0.449		$0.325		$0.895
Less distributions
From net investment income	$(0.190)		$(0.394	)(2)	$(0.432)		$(0.540)		$(0.463)		$(0.435)
From net realized gain	(0.053)		(0.123)		—		(0.024)		(0.006)		—
Total distributions	$(0.243)		$(0.517)		$(0.432)		$(0.564)		$(0.469)		$(0.435)
Contingent deferred sales charges	$—		$—		$—		$0.005		$0.004		$—
Net asset value — End of period	$10.720		$10.760		$10.700		$10.800		$10.910		$11.050
Total Return(4)	1.90%		5.59%		3.27	%(5)	4.28%		3.08%		8.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,157		$9,488		$6,189		$2,984		$307,299		$320,497
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(9)	1.54%		1.55	%(7)	0.93	%(7)	1.23	%(7)	1.57	%(7)
Interest and fee expense(6)	0.22	%(9)	0.48%		0.35	%(7)	0.19	%(7)	0.09	%(7)	0.10	%(7)
Total expenses	1.73	%(9)	2.02%		1.90	%(7)	1.12	%(7)	1.32	%(7)	1.67	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(9)	1.53%		1.54	%(7)	0.93	%(7)	1.23	%(7)	1.57	%(7)
Net investment income	3.55	%(9)	3.74%		3.84%		4.86%		4.58%		4.37%
Portfolio Turnover of the Portfolio(8)	—		—		—		26%		19%		7%
Portfolio Turnover of the Fund	18%		34%		45%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 1.0812325-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% to 4.37%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Fund — Class C
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)(3)
Net asset value — Beginning of period	$10.750		$10.700	(2)	$10.800		$11.070		$11.020
Income (loss) from operations
Net investment income	$0.189		$0.391		$0.408		$0.448		$0.002
Net realized and unrealized gain (loss)	0.014		0.176		(0.077)		(0.222)		0.049
Total income from operations	$0.203		$0.567		$0.331		$0.226		$0.051
Less distributions
From net investment income	$(0.190)		$(0.394	)(2)	$(0.431)		$(0.467)		$(0.001)
From net realized gain	(0.053)		(0.123)		—		(0.029)		—
Total distributions	$(0.243)		$(0.517)		$(0.431)		$(0.496)		$(0.001)
Net asset value — End of period	$10.710		$10.750		$10.700		$10.800		$11.070
Total Return(4)	1.90%		5.50%		3.20	%(5)	1.99%		0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,961		$13,889		$4,702		$940		$11
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(8)	1.54%		1.54	%(7)	1.56	%(7)	1.89	%(7)(8)
Interest and fee expense(6)	0.22	%(8)	0.48%		0.35	%(7)	0.19	%(7)	0.09	%(7)(8)
Total expenses	1.73	%(8)	2.02%		1.89	%(7)	1.75	%(7)	1.98	%(7)(8)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(8)	1.53%		1.53	%(7)	1.56	%(7)	1.89	%(7)(8)
Net investment income	3.51	%(8)	3.70%		3.78%		4.17%		6.41	%(8)
Portfolio Turnover of the Portfolio(9)	—		—		—		26%		19%
Portfolio Turnover of the Fund	18%		34%		45%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 0.9075630-for-1 reverse stock split effective on November 11, 2005.

(3)  Class C shares commenced operations on September 30, 2003.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Annualized.

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$9.450		$9.320	$9.180		$9.230		$9.290		$9.130
Income (loss) from operations
Net investment income	$0.196		$0.420	$0.464		$0.491		$0.499		$0.490
Net realized and unrealized gain (loss)	0.008	(8)	0.137	0.142		(0.034)		(0.077)		0.148
Total income from operations	$0.204		$0.557	$0.606		$0.457		$0.422		$0.638
Less distributions
From net investment income	$(0.204)		$(0.427)	$(0.466)		$(0.507)		$(0.482)		$(0.478)
Total distributions	$(0.204)		$(0.427)	$(0.466)		$(0.507)		$(0.482)		$(0.478)
Net asset value — End of period	$9.450		$9.450	$9.320		$9.180		$9.230		$9.290
Total Return(3)	2.16%		6.15%	6.71%		5.07%		4.73%		7.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$238,921		$182,719	$140,355		$126,212		$15,612		$14,526
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(5)	0.78%	0.82	%(6)	0.85	%(6)	0.81	%(6)	0.84	%(6)
Interest and fee expense(4)	0.33	%(5)	0.47%	0.35	%(6)	0.25	%(6)	0.25	%(6)	0.27	%(6)
Total expenses	1.09	%(5)	1.25%	1.17	%(6)	1.10	%(6)	1.06	%(6)	1.11	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(5)	0.75%	0.81	%(6)	0.85	%(6)	0.80	%(6)	0.83	%(6)
Net investment income	4.15	%(5)	4.53%	4.97%		5.38%		5.46%		5.40%
Portfolio Turnover of the Portfolio(7)	—		—	—		9%		15%		15%
Portfolio Turnover of the Fund	12%		24%	28%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rates notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of period	$9.440		$9.320	(2)	$9.180		$9.240		$9.290		$9.140
Income (loss) from operations
Net investment income	$0.162		$0.353		$0.394		$0.423		$0.433		$0.424
Net realized and unrealized gain (loss)	0.016	(10)	0.124		0.143		(0.046)		(0.068)		0.136
Total income from operations	$0.178		$0.477		$0.537		$0.377		$0.365		$0.560
Less distributions
From net investment income	$(0.168)		$(0.357	)(2)	$(0.397)		$(0.437)		$(0.415)		$(0.410)
Total distributions	$(0.168)		$(0.357)		$(0.397)		$(0.437)		$(0.415)		$(0.410)
Net asset value — End of period	$9.450		$9.440		$9.320		$9.180		$9.240		$9.290
Total Return(4)	1.90%		5.25%		6.14	%(5)	4.14%		4.01%		6.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,657		$32,512		$34,257		$36,545		$157,077		$167,015
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(7)	1.53%		1.57	%(8)	1.60	%(8)	1.56	%(8)	1.59	%(8)
Interest and fee expense(6)	0.33	%(7)	0.47%		0.35	%(8)	0.25	%(8)	0.25	%(8)	0.27	%(8)
Total expenses	1.84	%(7)	2.00%		1.92	%(8)	1.85	%(8)	1.81	%(8)	1.86	%(8)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(7)	1.50%		1.56	%(8)	1.60	%(8)	1.55	%(8)	1.58	%(8)
Net investment income	3.42	%(7)	3.80%		4.23%		4.56%		4.73%		4.67%
Portfolio Turnover of Portfolio(9)	—		—		—		9%		15%		15%
Portfolio Turnover of the Fund	12%		24%		28%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated or adjusted to reflect the effects of a 1.1287554-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Interest and fee expense relates to the liability for floating rates notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Annualized.

(8)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(10)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Fund — Class C
	Six Months Ended March 31, 2007 (Unaudited)(1)		Period Ended September 30, 2006(1)(2)
Net asset value — Beginning of period	$9.440		$9.300
Income (loss) from operations
Net investment income	$0.162		$0.211
Net realized and unrealized gain	0.006	(7)	0.160
Total income from operations	$0.168		$0.371
Less distributions
From net investment income	$(0.168)		$(0.231)
Total distributions	$(0.168)		$(0.231)
Net asset value — End of period	$9.440		$9.440
Total Return(3)	1.79%		4.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,370		$8,294
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.53	%(5)
Interest and fee expense(4)	0.33	%(5)	0.47	%(5)
Total expenses	1.84	%(5)	2.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.50	%(5)
Net investment income	3.42	%(5)	3.45	%(5)
Portfolio Turnover	12%		24	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 3, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B)

(5)  Annualized.

(6)  For the year ended September 30, 2006.

(7)  The per share amount does not reflect the actual net realized gain and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.860		$9.760	$9.780		$9.760		$10.010		$9.710
Income (loss) from operations
Net investment income	$0.205		$0.423	$0.441		$0.462		$0.472		$0.472
Net realized and unrealized gain (loss)	(0.028)		0.106	(0.014)		0.028		(0.253)		0.297
Total income from operations	$0.177		$0.529	$0.427		$0.490		$0.219		$0.769
Less distributions
From net investment income	$(0.207)		$(0.429)	$(0.447)		$(0.470)		$(0.469)		$(0.469)
Total distributions	$(0.207)		$(0.429)	$(0.447)		$(0.470)		$(0.469)		$(0.469)
Net asset value — End of period	$9.830		$9.860	$9.760		$9.780		$9.760		$10.010
Total Return(3)	1.80%		5.56%	4.44%		5.13%		2.29%		8.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$45,553		$39,291	$29,745		$26,558		$11,701		$10,169
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(5)	0.75%	0.77	%(6)	0.77	%(6)	0.74	%(6)	0.75	%(6)
Interest and fee expense(4)	0.37	%(5)	0.35%	0.18	%(6)	0.10	%(6)	0.09	%(6)	0.11	%(6)
Total expenses	1.11	%(5)	1.10%	0.95	%(6)	0.87	%(6)	0.83	%(6)	0.86	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.68	%(5)	0.72%	0.75	%(6)	0.77	%(6)	0.73	%(6)	0.72	%(6)
Net investment income	4.16	%(5)	4.34%	4.49%		4.74%		4.82%		4.89%
Portfolio Turnover of the Portfolio(7)	—		—	—		16%		19%		13%
Portfolio Turnover of the Fund	3%		19%	15%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.080		$9.980	$10.000		$9.990		$10.250		$9.940
Income (loss) from operations
Net investment income	$0.172		$0.361	$0.377		$0.401		$0.409		$0.410
Net realized and unrealized gain (loss)	(0.017)		0.103	(0.015)		0.016		(0.262)		0.307
Total income from operations	$0.155		$0.464	$0.362		$0.417		$0.147		$0.717
Less distributions
From net investment income	$(0.175)		$(0.364)	$(0.382)		$(0.407)		$(0.407)		$(0.407)
Total distributions	$(0.175)		$(0.364)	$(0.382)		$(0.407)		$(0.407)		$(0.407)
Net asset value — End of period	$10.060		$10.080	$9.980		$10.000		$9.990		$10.250
Total Return(3)	1.54%		4.76%	3.83	%(4)	4.25%		1.48%		7.42%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,052		$18,564	$22,793		$25,084		$42,930		$44,513
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(6)	1.50%	1.52	%(7)	1.52	%(7)	1.49	%(7)	1.50	%(7)
Interest and fee expense(5)	0.37	%(6)	0.35%	0.18	%(7)	0.10	%(7)	0.09	%(7)	0.11	%(7)
Total expenses	1.86	%(6)	1.85%	1.70	%(7)	1.62	%(7)	1.58	%(7)	1.61	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.43	%(6)	1.47%	1.50	%(7)	1.52	%(7)	1.48	%(7)	1.47	%(7)
Net investment income	3.41	%(6)	3.62%	3.76%		4.00%		4.08%		4.14%
Portfolio Turnover of the Portfolio(8)	—		—	—		16%		19%		13%
Portfolio Turnover of the Fund	3%		19%	15%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Rhode Island Fund — Class C
	Six Months Ended March 31, 2007 (Unaudited)(1)		Period Ended September 30, 2006(1)(2)
Net asset value — Beginning of period	$10.090		$10.040
Income (loss) from operations
Net investment income	$0.166		$0.173
Net realized and unrealized gain (loss)	(0.021)		0.065
Total income from operations	$0.145		$0.238
Less distributions
From net investment income	$(0.175)		$(0.188)
Total distributions	$(0.175)		$(0.188)
Net asset value — End of period	$10.060		$10.090
Total Return(3)	1.44%		2.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,020		$428
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(5)	1.50	%(5)
Interest expense and fee expense	0.37	%(5)	0.35	%(5)
Total expenses(4)	1.85	%(5)	1.85	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(5)	1.47	%(5)
Net investment income	3.29	%(5)	3.23	%(5)
Portfolio Turnover	3%		19	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 20, 2006 to September 30, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$9.870		$9.750	$9.810		$9.880		$10.130		$9.750
Income (loss) from operations
Net investment income	$0.199		$0.415	$0.434		$0.462		$0.468		$0.465
Net realized and unrealized gain (loss)	0.032		0.110	(0.053)		(0.081)		(0.253)		0.380
Total income from operations	$0.231		$0.525	$0.381		$0.381		$0.215		$0.845
Less distributions
From net investment income	$(0.201)		$(0.405)	$(0.441)		$(0.451)		$(0.465)		$(0.465)
Total distributions	$(0.201)		$(0.405)	$(0.441)		$(0.451)		$(0.465)		$(0.465)
Net asset value — End of period	$9.900		$9.870	$9.750		$9.810		$9.880		$10.130
Total Return(3)	2.35%		5.53%	3.95%		3.94%		2.23%		8.97%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$25,311		$22,812	$21,249		$18,670		$3,522		$3,517
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.73	%(5)	0.75%	0.79	%(6)	0.79	%(6)	0.73	%(6)	0.78	%(6)
Interest and fee expense(4)	0.25	%(5)	0.18%	0.06	%(6)	0.03	%(6)	0.04	%(6)	0.03	%(6)
Total expenses	0.98	%(5)	0.93%	0.85	%(6)	0.82	%(6)	0.77	%(6)	0.81	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.69	%(5)	0.72%	0.78	%(6)	0.78	%(6)	0.71	%(6)	0.77	%(6)
Net investment income	4.02	%(5)	4.26%	4.42%		4.73%		4.74%		4.78%
Portfolio Turnover of the Portfolio(7)	—		—	—		12%		21%		19%
Portfolio Turnover of the Fund	16%		20%	21%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	West Virginia Fund — Class B
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003		2002(1)(2)
Net asset value — Beginning of period	$10.060		$9.930	$10.000		$10.080		$10.340		$9.950
Income (loss) from operations
Net investment income	$0.166		$0.350	$0.378		$0.395		$0.402		$0.403
Net realized and unrealized gain (loss)	0.021		0.118	(0.073)		(0.087)		(0.261)		0.388
Total income from operations	$0.187		$0.468	$0.305		$0.308		$0.141		$0.791
Less distributions
From net investment income	$(0.167)		$(0.338)	$(0.375)		$(0.388)		$(0.401)		$(0.401)
Total distributions	$(0.167)		$(0.338)	$(0.375)		$(0.388)		$(0.401)		$(0.401)
Net asset value — End of period	$10.080		$10.060	$9.930		$10.000		$10.080		$10.340
Total Return(3)	1.87%		4.82%	3.26	%(4)	3.09%		1.41%		8.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,423		$7,002	$8,287		$8,550		$23,634		$23,701
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.48	%(6)	1.50%	1.54	%(7)	1.55	%(7)	1.48	%(7)	1.53	%(7)
Interest and fee expense(5)	0.25	%(6)	0.18%	0.06	%(7)	0.03	%(7)	0.04	%(7)	0.03	%(7)
Total expenses	1.73	%(6)	1.68%	1.60	%(7)	1.58	%(7)	1.52	%(7)	1.56	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.44	%(6)	1.47%	1.53	%(7)	1.54	%(7)	1.46	%(7)	1.52	%(7)
Net investment income	3.29	%(6)	3.53%	3.78%		3.91%		3.99%		4.05%
Portfolio Turnover of the Portfolio(8)	—		—	—		12%		21%		19%
Portfolio Turnover of the Fund	16%		20%	21%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund), (individually, the Fund, collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund primarily invests in investment grade municipal obligations, but may also invest in lower rated obligations. The Mississippi Fund and the West Virginia Fund offer two classes of shares. The California Fund, Florida Fund, New York Fund, Ohio Fund and the Rhode Island Fund offer three classes of shares. The Massachusetts Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares, and Class C shares of California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund, are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Funds automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest in a Special Purpose Vehicle's (which is generally organized as a trust) ("SPV") assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The SPV also issues floating rate notes ("Floating Rate Notes") which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board ("FASB") Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("FAS 140"), the Funds

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and account for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's "Statement of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At March 31, 2007, the Funds' investments were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
California	$20,125,000	3.64% – 3.67%	$31,598,048
Florida	32,745,000	3.64% – 3.69%	55,859,337
Massachusetts	29,306,500	3.64% – 3.68%	49,615,797
Mississippi	1,130,000	3.64% – 3.69%	1,857,886
New York	52,363,000	3.64% – 3.72%	85,211,128
Ohio	13,825,000	3.64% – 3.69%	24,295,567
Rhode Island	5,135,000	3.64% – 3.66%	8,537,240
West Virginia	2,000,000	3.64% – 3.66%	3,234,394

The Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Funds are Securities exempt from registration under Rules 144A of the Securities Act of 1933.

C  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Funds. Interest expense is recorded as incurred.

E  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2006, the following Funds, for federal income tax purposes, had capital loss carryovers which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Florida	$1,523,246	September 30, 2010

	5,188,570	September 30, 2013

Massachusetts	856,779	September 30, 2010

	1,430,573	September 30, 2011

	355,911	September 30, 2012

	1,751,809	September 30, 2013

Mississippi	3,745	September 30, 2012

	306,988	September 30, 2013

Ohio	1,257,471	September 30, 2010

	6,140,842	September 30, 2011

	1,709,089	September 30, 2013

Rhode Island	221,880	September 30, 2009

	21,737	September 30, 2010

	90,400	September 30, 2011

	439,807	September 30, 2013

West Virginia	102,630	September 29, 2009

	211,865	September 30, 2010

	596,125	September 29, 2013

Dividends paid by each Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Additionally, at September 30, 2006, Massachusetts Fund, Ohio Fund and West Virginia Fund had net capital losses of $825,101, $54,533 and $5,385, respectively, attributable to security transactions incurred after October 31, 2005. These capital losses are treated as arising on the first day of each Fund's taxable year ending September 30, 2007.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

O  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

P  Interim Financial Statements — The interim financial statements relating to March 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Fund
Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	3,411,472	2,923,207
Issued to shareholders electing to receive payments of distributions in Fund shares	504,771	501,288
Redemptions	(1,241,836)	(2,858,517)
Exchange from Class B shares	—	10,952
Net increase	2,674,407	576,930
	California Fund
Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	35,687	130,196
Issued to shareholders electing to receive payments of distributions in Fund shares	7,884	6,864
Redemptions	(33,010)	(88,682)
Exchange to Class A shares	—	(11,829)
Net increase	10,561	36,549
	California Fund
Class C	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	353,194	353,834
Issued to shareholders electing to receive payments of distributions in Fund shares	15,806	7,759
Redemptions	(46,897)	(51,450)
Net increase	322,103	310,143

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Florida Fund
Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	1,147,397	4,655,592
Issued to shareholders electing to receive payments of distributions in Fund shares	263,316	483,287
Redemptions	(1,688,679)	(3,449,888)
Exchange from Class B shares	241,782	390,471
Net increase (decrease)	(36,184)	2,079,462
	Florida Fund
Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	46,764	207,293
Issued to shareholders electing to receive payments of distributions in Fund shares	24,838	62,917
Redemptions	(337,506)	(502,195)
Exchange to Class A shares	(235,835)	(380,876)
Net decrease	(501,739)	(612,861)
	Florida Fund
Class C	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006(1)
Sales	102,792	61,121
Issued to shareholders electing to receive payments of distributions in Fund shares	1,042	136
Redemptions	(6,763)	(3,214)
Net increase	97,071	58,043
	Massachusetts Fund
Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	5,488,742	5,947,826
Issued to shareholders electing to receive payments of distributions in Fund shares	247,032	407,730
Redemptions	(2,675,144)	(2,855,747)
Exchange from Class B shares	192,767	383,209
Net increase	3,253,397	3,883,018

	Massachusetts Fund
Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	118,827	258,255
Issued to shareholders electing to receive payments of distributions in Fund shares	45,726	110,071
Redemptions	(363,103)	(671,372)
Exchange to Class A shares	(192,804)	(381,152)
Net decrease	(391,354)	(684,198)
	Massachusetts Fund
Class C	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006(2)
Sales	893,434	296,719
Issued to shareholders electing to receive payments of distributions in Fund shares	9,725	858
Redemptions	(475)	(10,627)
Net increase	902,684	286,950
	Massachusetts Fund
Class I	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	283,041	214,943
Issued to shareholders electing to receive payments of distributions in Fund shares	9,002	17,153
Redemptions	(108,404)	(99,575)
Net increase	183,639	132,521
	Mississippi Fund
Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	69,770	355,323
Issued to shareholders electing to receive payments of distributions in Fund shares	15,259	27,750
Redemptions	(80,831)	(202,461)
Exchange from Class B shares	6,676	40,983
Net increase	10,874	221,595

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Mississippi Fund
Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	9,955	8,576
Issued to shareholders electing to receive payments of distributions in Fund shares	3,423	8,526
Redemptions	(33,570)	(103,928)
Exchange to Class A shares	(6,521)	(40,062)
Net decrease	(26,713)	(126,888)
	New York Fund
Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	3,360,323	6,415,756
Issued to shareholders electing to receive payments of distributions in Fund shares	631,490	1,276,111
Redemptions	(1,854,320)	(4,514,572)
Exchange from Class B shares	32,189	8,667
Net increase	2,169,682	3,185,962
	New York Fund
Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	211,760	392,545
Issued to shareholders electing to receive payments of distributions in Fund shares	13,709	21,695
Redemptions	(34,061)	(102,685)
Exchange to Class A shares	(32,118)	(8,265)
Net increase	159,290	303,290
	New York Fund
Class C	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	1,125,793	961,161
Issued to shareholders electing to receive payments of distributions in Fund shares	24,466	23,257
Redemptions	(204,046)	(132,016)
Net increase	946,213	852,402

	Ohio Fund
Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	6,496,478	5,285,759
Issued to shareholders electing to receive payments of distributions in Fund shares	278,581	439,242
Redemptions	(998,136)	(1,649,373)
Exchange from Class B shares	169,010	206,014
Net increase	5,945,933	4,281,642
	Ohio Fund
Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	221,863	378,311
Issued to shareholders electing to receive payments of distributions in Fund shares	33,321	70,353
Redemptions	(176,912)	(477,282)
Exchange to Class A	(169,028)	(205,711)
Net decrease	(90,756)	(234,329)
	Ohio Fund
Class C	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006(3)
Sales	1,413,747	914,054
Issued to shareholders electing to receive payments of distributions in Fund shares	16,723	5,388
Redemptions	(46,163)	(40,771)
Net increase	1,384,307	878,671
	Rhode Island Fund
Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	612,507	1,027,155
Issued to shareholders electing to receive payments of distributions in Fund shares	48,749	70,976
Redemptions	(185,789)	(375,107)
Exchange from Class B shares	171,428	214,473
Net increase	646,895	937,497

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Rhode Island Fund
Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	50,058	86,760
Issued to shareholders electing to receive payments of distributions in Fund shares	18,346	45,979
Redemptions	(145,827)	(365,523)
Exchange to Class A shares	(167,628)	(209,611)
Net decrease	(245,051)	(442,395)
	Rhode Island Fund
Class C	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006(4)
Sales	160,168	42,251
Issued to shareholders electing to receive payments of distributions in Fund shares	623	180
Redemptions	(2,444)	—
Net increase	158,347	42,431
	West Virginia Fund
Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	256,589	262,500
Issued to shareholders electing to receive payments of distributions in Fund shares	29,313	55,037
Redemptions	(65,529)	(252,069)
Exchange from Class B shares	26,140	66,082
Net increase	246,513	131,550
	West Virginia Fund
Class B	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	9,928	14,412
Issued to shareholders electing to receive payments of distributions in Fund shares	6,835	15,352
Redemptions	(50,346)	(102,973)
Exchange to Class A shares	(25,647)	(64,802)
Net decrease	(59,230)	(138,011)

(1)  Class C shares of the Florida Fund commenced operations on March 13, 2006.

(2)  Class C shares of the Massachusetts Fund commenced operations on May 2, 2006.

(3)  Class C shares of the Ohio Fund commenced operations on February 3, 2006.

(4)  Class C shares of the Rhode Island Fund commenced operations on March 20, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2007, each Fund paid or accrued advisory fees as follows:

Fund	Amount	Effective Rate*
California	$574,932	0.45%
Florida	546,251	0.42%
Massachusetts	579,665	0.42%
Mississippi	14,392	0.15%
New York	933,986	0.43%
Ohio	529,897	0.47%
Rhode Island	87,580	0.30%
West Virginia	30,602	0.20%

*  Advisory fees paid as a percentage of average daily net assets.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2007, no significant amounts have been deferred. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2007, EVM received $2,899, $3,258, $3,864, $328, $5,647, $3,989, $919, and $615 in sub-transfer agent fees from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Island Fund, and West Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $10,420, $7,671, $38,890, $1,122, $27,109, $56,963, $4,348, and $4,369 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund, and West Virginia Fund, respectively, as its portion of the sales charge of Class A shares for the six months ended March 31, 2007.

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution Plans

Class A of each Fund has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the Investment Company Act of 1940 (the 1940 Act). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% (annualized) of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20%, (0.25% for the California Fund) annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the six months ended March 31, 2007, amounted to $303,967, $223,956, $208,448, $15,008, $403,201, $207,580, $40,627 and $23,911 for Class A shares of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively. Each Fund also has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1. In addition, the California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund each has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by a Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid or payable to EVD by each respective class. The California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued $15,291, $125,092, $175,547, $15,210, $39,167, $121,338, $65,626 and $25,461, respectively, for Class B shares, to or payable to EVD for the six months ended March 31, 2007, representing 0.75% (annualized) of the average daily net assets for Class B shares. The California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund paid or accrued $24,918, $4,373, $25,436, $68,852, $54,829, and $3,733, respectively, for Class C shares, to or payable to EVD for the six months ended March 31, 2007, representing 0.75% (annualized) of the average daily net assets for Class C shares. At March 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $87,000, $757,000, $609,000, $487,000, $327,000, $148,000, $1,034,000 and $546,000, respectively, for Class B shares, and the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund were approximately $456,000, $98,000, $714,000, $1,422,000, $1,312,000 and $127,000, respectively, for Class C shares. The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% (0.25% for the California Fund) annually of each Fund's average daily net assets attributable to Class B and Class C, if applicable, for each fiscal year. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended March 31, 2007, amounted to $5,097, $33,358, $46,812, $4,056, $10,444, $32,357, $17,500 and $6,790 for the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund,

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

respectively, for Class B shares. Service fees paid or accrued for the six months ended March 31, 2007, amounted to $8,306 $1,166, $6,776, $18,361, $14,621 and $989, for the California Fund, Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund, respectively, for Class C shares.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $9,000 $1,000 and $10,000 of CDSC paid by Class A shareholders of California Fund, Massachusetts Fund and Ohio Fund, respectively, and $13,000, $42,000, $35,000, $1,000, $7,000, $44,000, $32,000 and $4,000 of CDSC paid by Class B shareholders of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the six months ended March 31, 2007. EVD received approximately $800, $11, $1,000, and $3,000 of CDSC paid by Class C shareholders of the California Fund, Florida Fund, New York Fund, and Ohio Fund, respectively, for the six months ended March 31, 2007.

  7  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended March 31, 2007 were as follows:

California Fund
Purchases	$49,859,451
Sales	27,735,506
Florida Fund
Purchases	$13,185,612
Sales	22,514,397
Massachusetts Fund
Purchases	$149,569,704
Sales	104,275,215
Mississippi Fund
Purchases	$2,248,083
Sales	2,926,705
New York Fund
Purchases	$117,573,056
Sales	87,512,748
Ohio Fund
Purchases	$91,474,770
Sales	32,533,898
Rhode Island Fund
Purchases	$4,843,917
Sales	2,127,715
West Virginia Fund
Purchases	$6,985,720
Sales	5,332,595

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Fund at March 31, 2007, as determined on a federal income tax basis, were as follows:

California Fund
Aggregate Cost	$244,796,854
Gross unrealized appreciation	$22,219,227
Gross unrealized depreciation	(174,598)
Net unrealized appreciation	$22,044,629
Florida Fund
Aggregate Cost	$220,820,994
Gross unrealized appreciation	$23,459,249
Gross unrealized depreciation	(19,341)
Net unrealized appreciation	$23,439,908
Massachusetts Fund
Aggregate Cost	$289,351,145
Gross unrealized appreciation	$20,010,959
Gross unrealized depreciation	(672,514)
Net unrealized appreciation	$19,338,445
Mississippi Fund
Aggregate Cost	$17,391,773
Gross unrealized appreciation	$1,259,078
Gross unrealized depreciation	(33,716)
Net unrealized appreciation	$1,225,362
New York Fund
Aggregate Cost	$414,004,966
Gross unrealized appreciation	$32,713,975
Gross unrealized depreciation	(617,180)
Net unrealized appreciation	$32,096,795

Ohio Fund
Aggregate Cost	$274,074,946
Gross unrealized appreciation	$13,922,505
Gross unrealized depreciation	(470,410)
Net unrealized appreciation	$13,452,095
Rhode Island Fund
Aggregate Cost	$57,325,224
Gross unrealized appreciation	$3,240,104
Gross unrealized depreciation	(22,232)
Net unrealized appreciation	$3,217,872
West Virginia Fund
Aggregate Cost	$29,650,598
Gross unrealized appreciation	$1,748,111
Gross unrealized depreciation	(13,777)
Net unrealized appreciation	$1,734,334

  9  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on a Funds' assets to the extent of any overdraft. At March 31, 2007, the West Virginia Fund had a payment due to IBT pursuant to the foregoing arrangement of $44,906.

  10  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2007.

  11  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2007 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
California	06/07	429 U.S. Treasury Bond	Short	$(48,441,983)	$(47,726,250)	$715,733
Florida	06/07	461 U.S. Treasury Bond	Short	$(52,055,371)	$(51,286,250)	$769,121
Massachusetts	06/07	516 U.S. Treasury Bond	Short	$(58,249,757)	$(57,405,000)	$844,757
Mississippi	06/07	17 U.S. Treasury Bond	Short	$(1,917,889)	$(1,891,250)	$26,639
New York	06/07	804 U.S. Treasury Bond	Short	$(90,704,889)	$(89,445,000)	$1,259,889
Ohio	06/07	120 U.S. Treasury Bond	Short	$(13,538,017)	$(13,350,000)	$188,017
Rhode Island	06/07	91 U.S. Treasury Bond	Short	$(10,272,728)	$(10,123,750)	$148,978
West Virginia	06/07	55 U.S. Treasury Bond	Short	$(6,208,792)	$(6,118,750)	$90,042

At March 31, 2007, certain Funds had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc., whereby the Funds make bi-annual payments at a fixed rate equal to 3.93% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of these agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation
New York	12/20/07	12/20/37	$16,000,000	$151,294
Mississippi	12/20/07	12/20/37	$800,000	$7,565

At March 31, 2007, certain Funds had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Funds make bi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of these agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized (Depreciation)
California	8/7/07	8/7/37	$6,250,000	$(1,082)
Florida	8/7/07	8/7/37	$6,500,000	$(1,126)
Massachusetts	8/7/07	8/7/37	$6,750,000	$(1,169)
Ohio	8/7/07	8/7/37	$5,800,000	$(1,004)
Rhode Island	8/7/07	8/7/37	$1,450,000	$(251)
West Virginia	8/7/07	8/7/37	$750,000	$(130)

At March 31, 2007, certain Funds had entered into an interest rate swap agreement with Citibank, N.A. whereby the Funds make bi-annual payments at a fixed rate equal to 3.925% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of these agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation
California	8/16/07	8/16/27	$6,250,000	$9,197
Florida	8/16/07	8/16/27	$6,500,000	$9,565
Massachusetts	8/16/07	8/16/27	$6,750,000	$9,933
Mississippi	8/16/07	8/16/27	$450,000	$662
New York	8/16/07	8/16/27	$10,600,000	$15,598
Rhode Island	8/16/07	8/16/27	$1,450,000	$2,134
West Virginia	8/16/07	8/16/27	$750,000	$1,104

At March 31, 2007, the Funds had sufficient cash and/or securities to cover margin commitments under these contracts.

Eaton Vance Municipals Funds as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  12  Recently Issued Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Municipals Fund

•  Eaton Vance Florida Municipals Fund

•  Eaton Vance Massachusetts Municipals Fund

•  Eaton Vance Mississippi Municipals Fund

•  Eaton Vance New York Municipals Fund

•  Eaton Vance Ohio Municipals Fund

•  Eaton Vance Rhode Island Municipals Fund

•  Eaton Vance West Virginia Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Robert B. MacIntosh
President and Portfolio Manager
of Massachusetts, Rhode Island
and West Virginia Municipals
Funds
William H. Ahern, Jr.
Vice President and Portfolio
Manager of Ohio Municipals
Fund
Craig R. Brandon
Vice President and Portfolio
Manager of Mississippi and
New York Municipals Funds
Cynthia J. Clemson
Vice President and Portfolio
Manager of California and
Florida Municipals Funds
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

438-5/07  MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 10, 2007

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	May 10, 2007